UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Contrafund® Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Contrafund®	(2.13)%	9.30%	13.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund®, a class of the fund, on December 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$36,713	Fidelity® Contrafund®
$34,303	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Portfolio Manager William Danoff:  For the year, the fund's share classes returned roughly -2%, topping the benchmark S&P 500® index. Versus the benchmark, security selection was the primary contributor, with my picks and an overweighting in the software & services industry within the information technology sector helping most by far. Here, relative performance benefited from my emphasis on what I consider franchise companies, led by cloud-computing enterprise software provider Salesforce.com (+34%), publishing software developer Adobe (+29%) and cloud-based human resources software provider Workday (+57%), a non-benchmark position. The fund's top individual contributor was e-commerce firm Amazon.com (+28%), our largest year-end holding and a company I consider a technology leader even though it is classified in the consumer discretionary sector. I'll also note that the fund's modest position in cash helped our relative result in a down market. Conversely, the biggest detractor by a wide margin was a sizable stake in Facebook (-26%), which confronted some stiff headwinds this year as regulators and legislators investigated the use of false Facebook accounts by Russians in 2016, and the sharing of user data by a third-party application without the permission of the users in 2015. It also hurt to own shares of gaming and entertainment company Activision Blizzard (-26%). Late in the year, the maker of the “Call of Duty” and “World of Warcraft” families of video games reported a third straight quarterly decline in monthly active users.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Amazon.com, Inc.	6.7
Berkshire Hathaway, Inc. Class A	5.8
Facebook, Inc. Class A	5.6
Microsoft Corp.	4.3
UnitedHealth Group, Inc.	3.8
Salesforce.com, Inc.	3.4
Visa, Inc. Class A	3.2
Alphabet, Inc. Class A	3.1
Alphabet, Inc. Class C	2.8
Adobe, Inc.	2.5
41.2

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	26.9
Communication Services	16.2
Financials	14.8
Health Care	14.2
Consumer Discretionary	11.4

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks	93.6%
Bonds	0.1%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 5.2%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 15.9%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	2,120,684	$119,225
Entertainment - 3.8%
Activision Blizzard, Inc.	24,528,358	1,142,286
Electronic Arts, Inc. (a)	955,798	75,422
Live Nation Entertainment, Inc. (a)	456,043	22,460
Netflix, Inc. (a)	9,219,842	2,467,783
Spotify Technology SA (a)	279,369	31,708
The Walt Disney Co.	3,713,816	407,220
Trion World, Inc. (a)(b)(c)	4,607,810	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	41,234	0
		4,146,879
Interactive Media & Services - 11.5%
Alphabet, Inc.:
Class A (a)	3,208,440	3,352,691
Class C (a)	2,925,051	3,029,212
Facebook, Inc. Class A (a)	45,791,858	6,002,855
TripAdvisor, Inc. (a)	727,902	39,263
Twitter, Inc. (a)	703,144	20,208
		12,444,229
Media - 0.3%
Discovery Communications, Inc. Class A (a)(d)	3,453,944	85,451
Liberty Media Corp. Liberty Formula One Group Series C (a)	6,670,752	204,792
		290,243
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	3,445,287	219,155

TOTAL COMMUNICATION SERVICES		17,219,731

CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.5%
Mahindra & Mahindra Ltd.	7,541,302	87,136
Maruti Suzuki India Ltd.	995,074	106,781
Tesla, Inc. (a)	720,249	239,699
Toyota Motor Corp.	1,252,000	72,474
		506,090
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	22,200	2,474
Weight Watchers International, Inc. (a)	1,846,872	71,197
		73,671
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	302,373	130,562
Darden Restaurants, Inc.	720,125	71,912
Domino's Pizza, Inc.	332,505	82,458
Marriott International, Inc. Class A	1,181,938	128,311
McDonald's Corp.	5,230,652	928,807
Planet Fitness, Inc. (a)	145,343	7,793
		1,349,843
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (a)	4,843,431	7,274,676
The Booking Holdings, Inc. (a)	104,739	180,405
		7,455,081
Multiline Retail - 0.1%
Dollar General Corp.	663,307	71,690
Dollar Tree, Inc. (a)	274,755	24,816
Ollie's Bargain Outlet Holdings, Inc. (a)	483,295	32,144
		128,650
Specialty Retail - 1.5%
AutoZone, Inc. (a)	14,498	12,154
Burlington Stores, Inc. (a)	833,738	135,624
Home Depot, Inc.	3,420,296	587,675
John David Group PLC	2,154,780	9,580
O'Reilly Automotive, Inc. (a)	334,730	115,258
Ross Stores, Inc.	1,338,540	111,367
TJX Companies, Inc.	14,873,415	665,437
Urban Outfitters, Inc. (a)	1,422,877	47,240
		1,684,335
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	2,212,576	462,395
Allbirds, Inc. (b)(c)	173,513	9,515
Deckers Outdoor Corp. (a)	91,663	11,728
lululemon athletica, Inc. (a)	398,573	48,470
NIKE, Inc. Class B	4,558,936	338,000
VF Corp.	2,530,511	180,527
		1,050,635

TOTAL CONSUMER DISCRETIONARY		12,248,305

CONSUMER STAPLES - 2.7%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	42,591	10,258
Diageo PLC	315,371	11,270
Keurig Dr. Pepper, Inc.	6,003,628	153,933
Monster Beverage Corp. (a)	401,281	19,751
The Coca-Cola Co.	9,084,495	430,151
		625,363
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	223,047	11,095
Costco Wholesale Corp.	2,673,189	544,555
Walmart, Inc.	588,232	54,794
		610,444
Food Products - 0.0%
The Simply Good Foods Co. (a)	2,622,707	49,569
Household Products - 0.3%
Colgate-Palmolive Co.	791,549	47,113
Procter & Gamble Co.	2,819,650	259,182
		306,295
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	8,084,254	1,051,761
Kao Corp.	1,022,400	75,676
L'Oreal SA	51,879	11,871
L'Oreal SA	220,364	50,425
Shiseido Co. Ltd.	1,181,100	73,970
		1,263,703

TOTAL CONSUMER STAPLES		2,855,374

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Birchcliff Energy Ltd. (e)	21,112,365	47,013
Birchcliff Energy Ltd. (e)(f)	686,127	1,528
BP PLC	14,342,093	90,666
Canadian Natural Resources Ltd.	4,464,139	107,712
Centennial Resource Development, Inc. Class A (a)(d)(e)	20,997,501	231,392
Cheniere Energy, Inc. (a)	557,300	32,987
Concho Resources, Inc. (a)	789,428	81,145
ConocoPhillips Co.	4,648,649	289,843
Continental Resources, Inc. (a)	2,532,947	101,799
Diamondback Energy, Inc.	1,199,553	111,199
EOG Resources, Inc.	6,662,528	581,039
Hess Corp.	7,058,214	285,858
Magnolia Oil & Gas Corp.	7,115,700	79,767
Phillips 66 Co.	1,292,829	111,377
PrairieSky Royalty Ltd. (d)	1,019,067	13,190
Reliance Industries Ltd.	28,420,339	458,047
		2,624,562
FINANCIALS - 14.8%
Banks - 6.1%
Banco do Brasil SA	1,071,800	12,856
Bank of America Corp.	73,540,189	1,812,030
Citigroup, Inc.	29,449,090	1,533,120
HDFC Bank Ltd. sponsored ADR	4,187,066	433,738
JPMorgan Chase & Co.	20,659,879	2,016,817
Kotak Mahindra Bank Ltd.	10,312,366	186,251
Metro Bank PLC (a)(d)(e)	5,639,765	121,700
The Toronto-Dominion Bank	1,190,791	59,191
U.S. Bancorp	1,450,678	66,296
Wells Fargo & Co.	7,209,540	332,216
		6,574,215
Capital Markets - 1.6%
Bank of New York Mellon Corp.	11,287,537	531,304
Charles Schwab Corp.	9,250,090	384,156
CME Group, Inc.	1,343,265	252,695
IntercontinentalExchange, Inc.	1,042,928	78,564
Morgan Stanley	8,555,481	339,225
MSCI, Inc.	191,105	28,175
Oaktree Capital Group LLC Class A	2,034,284	80,863
S&P Global, Inc.	246,178	41,835
		1,736,817
Consumer Finance - 0.9%
American Express Co.	9,341,498	890,432
Synchrony Financial	2,923,942	68,596
		959,028
Diversified Financial Services - 5.8%
Berkshire Hathaway, Inc. Class A (a)	20,441	6,254,946
Insurance - 0.4%
Admiral Group PLC	5,607,500	146,306
Chubb Ltd.	869,873	112,370
Fairfax Financial Holdings Ltd. (sub. vtg.)	119,753	52,717
Hiscox Ltd.	1,793,742	37,061
Progressive Corp.	1,750,019	105,579
		454,033

TOTAL FINANCIALS		15,979,039

HEALTH CARE - 13.9%
Biotechnology - 2.4%
23andMe, Inc. (a)(b)(c)	166,622	2,891
Acceleron Pharma, Inc. (a)	803,442	34,990
Agios Pharmaceuticals, Inc. (a)	577,208	26,615
Alexion Pharmaceuticals, Inc. (a)	850,327	82,788
Allogene Therapeutics, Inc. (d)	1,270,645	34,218
Alnylam Pharmaceuticals, Inc. (a)	230,531	16,808
Amgen, Inc.	2,405,674	468,313
Arena Pharmaceuticals, Inc. (a)	121,897	4,748
bluebird bio, Inc. (a)	315,447	31,292
Celgene Corp. (a)	644,522	41,307
CSL Ltd.	67,950	8,875
Exact Sciences Corp. (a)	837,059	52,818
FibroGen, Inc. (a)	2,079,194	96,225
Genmab A/S (a)	210,147	34,425
Gilead Sciences, Inc.	1,840,893	115,148
Heron Therapeutics, Inc. (a)	556,191	14,428
Neurocrine Biosciences, Inc. (a)	2,534,064	180,958
Regeneron Pharmaceuticals, Inc. (a)	690,946	258,068
Sage Therapeutics, Inc. (a)	284,707	27,272
Vertex Pharmaceuticals, Inc. (a)	6,202,466	1,027,811
		2,559,998
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	4,100,353	296,579
Baxter International, Inc.	9,919,850	652,925
Becton, Dickinson & Co.	216,477	48,777
Boston Scientific Corp. (a)	18,498,750	653,746
Danaher Corp.	4,609,147	475,295
DexCom, Inc. (a)	1,592,809	190,819
Edwards Lifesciences Corp. (a)	3,069,379	470,137
Intuitive Surgical, Inc. (a)	1,022,547	489,718
Penumbra, Inc. (a)	172,538	21,084
ResMed, Inc.	1,398,951	159,299
Sonova Holding AG Class B	410,097	67,007
		3,525,386
Health Care Providers & Services - 4.8%
Anthem, Inc.	1,558,722	409,367
Elanco Animal Health, Inc. (d)	1,620,620	51,098
HealthEquity, Inc. (a)	1,742,413	103,935
Humana, Inc.	1,532,751	439,103
Molina Healthcare, Inc. (a)	413,415	48,047
National Vision Holdings, Inc. (a)	3,171,847	89,351
UnitedHealth Group, Inc.	16,460,520	4,100,645
		5,241,546
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	2,882,478	257,463
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	456,727	30,811
IQVIA Holdings, Inc. (a)	1,659,757	192,814
Mettler-Toledo International, Inc. (a)(e)	1,389,233	785,722
Morphosys AG (a)	114,127	11,631
PRA Health Sciences, Inc. (a)	1,068,954	98,301
Thermo Fisher Scientific, Inc.	1,300,611	291,064
		1,410,343
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	11,718,180	445,056
Eli Lilly & Co.	4,341,445	502,392
Idorsia Ltd. (a)	1,940,216	32,018
Ipsen SA	141,042	18,236
Johnson & Johnson	567,089	73,183
Merck & Co., Inc.	1,301,324	99,434
Nektar Therapeutics (a)	763,890	25,109
Novartis AG sponsored ADR	2,548,253	218,666
Roche Holding AG (participation certificate)	714,012	177,260
Supernus Pharmaceuticals, Inc. (a)	689,400	22,902
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,532,921	208,678
Zoetis, Inc. Class A	2,697,250	230,723
		2,053,657

TOTAL HEALTH CARE		15,048,393

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	143,447	35,130
Raytheon Co.	311,502	47,769
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	295,578	54,978
Class C (a)(b)(c)	12,991	2,416
The Boeing Co.	1,957,487	631,290
TransDigm Group, Inc. (a)	119,037	40,480
		812,063
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	1,354,997	113,942
Expeditors International of Washington, Inc.	647,703	44,102
XPO Logistics, Inc. (a)	475,771	27,138
		185,182
Airlines - 0.2%
Delta Air Lines, Inc.	1,014,584	50,628
Ryanair Holdings PLC sponsored ADR (a)	643,456	45,904
Southwest Airlines Co.	1,782,631	82,857
		179,389
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	2,835,865	40,298
Toto Ltd.	2,906,500	100,536
		140,834
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,112,355	186,865
Clean TeQ Holdings Ltd. (a)(d)(e)	41,978,469	11,088
TulCo LLC (a)(b)(c)(g)	140,771	76,620
Waste Connection, Inc. (United States)	313,319	23,264
Waste Management, Inc.	272,229	24,226
		322,063
Electrical Equipment - 0.6%
AMETEK, Inc.	937,810	63,490
Fortive Corp.	9,215,478	623,519
		687,009
Industrial Conglomerates - 0.3%
3M Co.	517,670	98,637
General Electric Co.	22,593,166	171,030
		269,667
Machinery - 0.3%
Deere & Co.	1,565,691	233,554
Ingersoll-Rand PLC	213,896	19,514
Rexnord Corp. (a)	2,949,295	67,686
		320,754
Professional Services - 0.2%
FTI Consulting, Inc. (a)	1,404,394	93,589
IHS Markit Ltd. (a)	426,367	20,453
SR Teleperformance SA	84,100	13,452
TransUnion Holding Co., Inc.	2,372,484	134,757
		262,251
Road & Rail - 0.7%
CSX Corp.	8,657,863	537,913
Union Pacific Corp.	1,587,015	219,373
		757,286
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,428,296	43,149
W.W. Grainger, Inc.	769,393	217,246
		260,395

TOTAL INDUSTRIALS		4,196,893

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	562,240	118,464
Motorola Solutions, Inc.	567,300	65,262
Telefonaktiebolaget LM Ericsson (B Shares)	2,672,900	23,660
		207,386
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A (e)	22,610,203	1,831,879
CDW Corp.	319,053	25,859
Dolby Laboratories, Inc. Class A	1,352,564	83,643
Zebra Technologies Corp. Class A (a)	1,167,475	185,897
		2,127,278
Internet Software & Services - 0.1%
CarGurus, Inc. Class A (a)	2,470,849	83,342
IT Services - 8.3%
Accenture PLC Class A	932,708	131,521
Adyen BV (f)	133,895	72,878
ASAC II LP (a)(b)(c)	39,494,500	6,635
Elastic NV (d)	147,770	10,563
EPAM Systems, Inc. (a)	379,847	44,066
Fiserv, Inc. (a)	1,757,208	129,137
Global Payments, Inc.	2,144,297	221,141
MasterCard, Inc. Class A	10,736,822	2,025,501
MongoDB, Inc. Class A (a)(d)	1,801,363	150,846
Netcompany Group A/S (f)	465,383	15,712
Okta, Inc. (a)	3,193,512	203,746
PayPal Holdings, Inc. (a)	26,040,522	2,189,747
Shopify, Inc. Class A (a)	935,722	129,399
Square, Inc. (a)	1,664,207	93,345
Visa, Inc. Class A	26,470,842	3,492,563
Worldpay, Inc. (a)	959,289	73,318
		8,990,118
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. (a)	7,346,774	135,621
Marvell Technology Group Ltd.	2,163,267	35,023
NVIDIA Corp.	4,158,186	555,118
Texas Instruments, Inc.	1,558,317	147,261
Xilinx, Inc.	1,898,382	161,685
		1,034,708
Software - 13.1%
Adobe, Inc. (a)	12,115,434	2,740,996
Alteryx, Inc. Class A (a)(d)	235,497	14,005
Atlassian Corp. PLC (a)	3,137,449	279,170
Coupa Software, Inc. (a)	836,118	52,558
DocuSign, Inc.	505,742	20,270
Dropbox, Inc. Class A (a)	6,276,594	128,231
Intuit, Inc.	1,715,849	337,765
Microsoft Corp.	45,675,773	4,639,288
New Relic, Inc. (a)	1,333,453	107,970
Nutanix, Inc.:
Class A (a)	644,137	26,790
Class B (a)(f)	1,560,752	64,912
Paycom Software, Inc. (a)	1,711,529	209,577
RingCentral, Inc. (a)	2,459,535	202,764
Salesforce.com, Inc. (a)	26,655,586	3,651,016
SS&C Technologies Holdings, Inc.	449,554	20,279
Tableau Software, Inc. (a)	1,728,834	207,460
Tanium, Inc. Class B (a)(b)(c)	2,944,100	25,595
Ultimate Software Group, Inc. (a)	1,433,572	351,039
Workday, Inc. Class A (a)	6,902,756	1,102,232
		14,181,917
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	13,706,459	2,162,057

TOTAL INFORMATION TECHNOLOGY		28,786,806

MATERIALS - 1.4%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	207,984	33,288
DowDuPont, Inc.	5,133,544	274,542
Growmax Resources Corp. (a)(f)	3,266,663	191
Sherwin-Williams Co.	565,767	222,607
Westlake Chemical Corp.	2,091,663	138,405
		669,033
Metals & Mining - 0.8%
B2Gold Corp. (a)(e)	51,679,673	151,042
Barrick Gold Corp.	3,539,806	47,787
Franco-Nevada Corp.	3,972,356	278,548
Ivanhoe Mines Ltd. (a)(e)	48,609,262	84,386
Ivanhoe Mines Ltd. (a)(e)(f)	13,979,309	24,268
Kirkland Lake Gold Ltd.	5,074,751	132,333
Livent Corp.	185,810	2,564
Novagold Resources, Inc. (a)	7,695,050	30,550
Randgold Resources Ltd. sponsored ADR	1,413,663	120,751
		872,229

TOTAL MATERIALS		1,541,262

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	1,567,323	247,935
AvalonBay Communities, Inc.	268,308	46,699
Equity Residential (SBI)	714,773	47,182
		341,816
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(d)	630,090	4,373
WeWork Companies, Inc. Class A (a)(b)(c)	607,163	45,725
		50,098

TOTAL REAL ESTATE		391,914

UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy, Inc.	1,082,418	188,146
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,967,430	77,910
The AES Corp.	977,518	14,135
		92,045

TOTAL UTILITIES		280,191

TOTAL COMMON STOCKS
(Cost $55,204,878)		101,172,470

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Pinterest, Inc.:
Series E, 8.00% (a)(b)(c)	54,841,080	233,623
Series F, 8.00% (a)(b)(c)	3,455,720	14,721
Series G, 8.00% (a)(b)(c)	4,301,275	18,323
		266,667
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(b)(c)	2,124,227	2,719
TOTAL COMMUNICATION SERVICES		269,386
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(b)(c)	578,817	54,281
Series E (a)(b)(c)	388,853	36,467
		90,748
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	68,481	3,755
Series B (b)(c)	12,031	660
Series C (b)(c)	114,981	6,305
		10,720
TOTAL CONSUMER DISCRETIONARY		101,468
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(b)(c)	154,611	36,753
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(b)(c)	664,987	11,538
Series F (a)(b)(c)	3,348,986	58,105
Generation Bio Series B (b)(c)	2,430,600	17,014
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	65,450
		152,107
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	682
Mulberry Health, Inc.:
Series A (b)(c)	600,009	4,288
Series A8 (a)(b)(c)	7,960,894	56,887
Series AA (b)(c)	49,783	356
		62,213
TOTAL HEALTH CARE		214,320
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	558,215	103,828
Series H (a)(b)(c)	120,282	22,372
		126,200
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Carbon, Inc. Series D (b)(c)	915,425	23,362
Cloudflare, Inc. Series D, 8.00% (a)(b)(c)	6,547,014	72,017
Delphix Corp. Series D (a)(b)(c)	3,712,687	23,316
Lyft, Inc.:
Series H (a)(b)(c)	1,553,259	73,553
Series I (b)(c)	1,380,203	65,358
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	2,021,080	98,568
		356,174
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
WeWork Companies, Inc.:
Series E (a)(b)(c)	5,464,465	411,529
Series F (a)(b)(c)	253,732	19,109
		430,638

TOTAL CONVERTIBLE PREFERRED STOCKS		1,534,939

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	36,794	2,018
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	1,437,028	13,134
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	96,174,914	123

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,275

TOTAL PREFERRED STOCKS
(Cost $1,042,824)		1,550,214
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(h)(i)	2,054	0
Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (f)	26,660	23,261
9% 12/15/25 (f)	44,471	44,249
		67,510
TOTAL CORPORATE BONDS
(Cost $70,225)		67,510
	Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.42% (j)	5,539,487,773	5,540,596
Fidelity Securities Lending Cash Central Fund 2.41% (j)(k)	104,626,633	104,637
TOTAL MONEY MARKET FUNDS
(Cost $5,645,176)		5,645,233
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $61,963,103)		108,435,427
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(306,002)
NET ASSETS - 100%		$108,129,425

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,761,332,000 or 1.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,999,000 or 0.2% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc.	10/9/18	$2,018
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Carbon, Inc. Series D	12/15/17	$21,376
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$51,503
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Lyft, Inc. Series H	11/22/17	$61,736
Lyft, Inc. Series I	6/27/18	$65,358
Mulberry Health, Inc. Series A	3/23/18	$4,281
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Mulberry Health, Inc. Series AA	3/23/18	$145
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 9/7/18	$52,173
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$31,353
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$19,969
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$65,742
Fidelity Securities Lending Cash Central Fund	8,806
Total	$74,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,007,425	$110,661	$128,129	$19,757	$92,166	$(250,244)	$1,831,879
B2Gold Corp.	153,772	16,482	8,746	--	3,389	(13,855)	151,042
Birchcliff Energy Ltd.	73,246	4,954	4,725	1,383	(1,932)	(24,530)	47,013
Birchcliff Energy Ltd.	2,402	--	--	44	--	(874)	1,528
Centennial Resource Development, Inc. Class A	274,910	22,710	28,423	--	3,066	(126,788)	231,392
Centennial Resource Development, Inc. Class A	102,722	--	--	--	--	(50,842)	--
Centennial Resource Development, Inc. Class A	46,350	--	--	--	--	(12,313)	--
Clean TeQ Holdings Ltd.	--	39,493	994	--	(712)	(26,699)	11,088
Ivanhoe Mines Ltd.	172,912	--	5,408	--	3,663	(86,781)	84,386
Ivanhoe Mines Ltd.	49,727	--	1,556	--	(2,117)	(21,786)	24,268
Metro Bank PLC	287,797	--	12,262	--	8,501	(162,336)	121,700
Mettler-Toledo International, Inc.	1,077,667	34,279	231,366	--	114,611	(209,469)	785,722
Total	$4,248,930	$228,579	$421,609	$21,184	$220,635	$(986,517)	$3,290,018

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$17,489,117	$17,219,731	$--	$269,386
Consumer Discretionary	12,351,791	12,166,316	72,474	113,001
Consumer Staples	2,892,127	2,632,162	223,212	36,753
Energy	2,624,562	2,533,896	90,666	--
Financials	15,992,173	15,992,173	--	--
Health Care	15,262,713	14,859,367	186,135	217,211
Industrials	4,323,216	3,962,466	100,536	260,214
Information Technology	29,142,980	28,730,916	23,660	388,404
Materials	1,541,262	1,541,262	--	--
Real Estate	822,552	346,189	--	476,363
Utilities	280,191	280,191	--	--
Corporate Bonds	67,510	--	67,510	--
Money Market Funds	5,645,233	5,645,233	--	--
Total Investments in Securities:	$108,435,427	$105,909,902	$764,193	$1,761,332

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,603,206
Net Realized Gain (Loss) on Investment Securities	49,781
Net Unrealized Gain (Loss) on Investment Securities	147,242
Cost of Purchases	149,984
Proceeds of Sales	(188,881)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,761,332
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$170,098

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $103,324) — See accompanying schedule: Unaffiliated issuers (cost $54,611,351)	$99,500,176
Fidelity Central Funds (cost $5,645,176)	5,645,233
Other affiliated issuers (cost $1,706,576)	3,290,018
Total Investment in Securities (cost $61,963,103)		$108,435,427
Foreign currency held at value (cost $30)		30
Receivable for investments sold		13,766
Receivable for fund shares sold		140,135
Dividends receivable		25,824
Interest receivable		676
Distributions receivable from Fidelity Central Funds		11,450
Prepaid expenses		184
Other receivables		5,510
Total assets		108,633,002
Liabilities
Payable for investments purchased	$54,919
Payable for fund shares redeemed	270,975
Accrued management fee	56,036
Other affiliated payables	11,375
Other payables and accrued expenses	5,806
Collateral on securities loaned	104,466
Total liabilities		503,577
Net Assets		$108,129,425
Net Assets consist of:
Paid in capital		$60,981,141
Total distributable earnings (loss)		47,148,284
Net Assets		$108,129,425
Net Asset Value and Maximum Offering Price
Contrafund:
Net Asset Value, offering price and redemption price per share ($82,627,788 ÷ 7,507,256 shares)		$11.01
Class K:
Net Asset Value, offering price and redemption price per share ($25,501,637 ÷ 2,316,298 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended December 31, 2018
Investment Income
Dividends (including $21,184 earned from other affiliated issuers)		$958,432
Interest		17,419
Income from Fidelity Central Funds		74,548
Total income		1,050,399
Expenses
Management fee
Basic fee	$686,466
Performance adjustment	173,930
Transfer agent fees	140,568
Accounting and security lending fees	3,942
Custodian fees and expenses	2,086
Independent trustees' fees and expenses	690
Registration fees	793
Audit	231
Legal	180
Miscellaneous	855
Total expenses before reductions	1,009,741
Expense reductions	(4,299)
Total expenses after reductions		1,005,442
Net investment income (loss)		44,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,508,275
Fidelity Central Funds	(41)
Other affiliated issuers	220,635
Foreign currency transactions	(661)
Total net realized gain (loss)		13,728,208
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $12,132)	(14,458,719)
Fidelity Central Funds	22
Other affiliated issuers	(986,517)
Assets and liabilities in foreign currencies	(185)
Total change in net unrealized appreciation (depreciation)		(15,445,399)
Net gain (loss)		(1,717,191)
Net increase (decrease) in net assets resulting from operations		$(1,672,234)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,957	$123,833
Net realized gain (loss)	13,728,208	12,356,263
Change in net unrealized appreciation (depreciation)	(15,445,399)	18,948,672
Net increase (decrease) in net assets resulting from operations	(1,672,234)	31,428,768
Distributions to shareholders	(9,545,204)	–
Distributions to shareholders from net investment income	–	(144,165)
Distributions to shareholders from net realized gain	–	(7,201,343)
Total distributions	(9,545,204)	(7,345,508)
Share transactions - net increase (decrease)	(3,226,163)	(3,575,375)
Total increase (decrease) in net assets	(14,443,601)	20,507,885
Net Assets
Beginning of period	122,573,026	102,065,141
End of period	$108,129,425	$122,573,026
Other Information
Distributions in excess of net investment income end of period		$(4,720)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.24	$9.85	$9.89	$9.80	$9.61
Income from Investment Operations
Net investment income (loss)B	–C	.01	.03	.03	.03
Net realized and unrealized gain (loss)	(.22)	3.14	.31	.59	.87
Total from investment operations	(.22)	3.15	.34	.62	.90
Distributions from net investment income	–	(.01)	(.03)	(.03)	(.03)
Distributions from net realized gain	(1.01)	(.75)	(.35)	(.50)	(.68)
Total distributions	(1.01)	(.76)	(.38)	(.53)	(.71)
Net asset value, end of period	$11.01	$12.24	$9.85	$9.89	$9.80
Total ReturnD	(2.13)%	32.21%	3.36%	6.46%	9.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%	.74%	.68%	.71%	.64%
Expenses net of fee waivers, if any	.81%	.74%	.68%	.71%	.64%
Expenses net of all reductions	.81%	.74%	.68%	.70%	.64%
Net investment income (loss)	.01%	.08%	.29%	.33%	.31%
Supplemental Data
Net assets, end of period (in millions)	$82,628	$89,874	$73,035	$77,724	$75,057
Portfolio turnover rateG	32%H	29%H	41%H	35%H	45%H

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.24	$9.84	$9.88	$9.79	$9.61
Income from Investment Operations
Net investment income (loss)B	.01	.02	.04	.04	.04
Net realized and unrealized gain (loss)	(.23)	3.14	.31	.59	.87
Total from investment operations	(.22)	3.16	.35	.63	.91
Distributions from net investment income	–	(.02)	(.04)	(.04)	(.04)
Distributions from net realized gain	(1.01)	(.74)	(.35)	(.50)	(.69)
Total distributions	(1.01)	(.76)	(.39)	(.54)	(.73)
Net asset value, end of period	$11.01	$12.24	$9.84	$9.88	$9.79
Total ReturnC	(2.07)%	32.34%	3.48%	6.55%	9.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.65%	.58%	.61%	.54%
Expenses net of fee waivers, if any	.73%	.65%	.58%	.61%	.54%
Expenses net of all reductions	.72%	.65%	.58%	.61%	.54%
Net investment income (loss)	.10%	.17%	.39%	.43%	.41%
Supplemental Data
Net assets, end of period (in millions)	$25,502	$32,699	$29,031	$31,560	$34,479
Portfolio turnover rateF	32%G	29%G	41%G	35%G	45%G

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective August 10, 2018, each class underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Class by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights and Share Transactions presented in the Notes to Financial Statements have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Equities	$1,761,332	Market comparable	Enterprise value/Sales multiple (EV/S)	1.0 - 16.0 / 6.9	Increase
			Transaction price	$9.15	Increase
			Discount rate	23.4% - 78.0% / 38.2%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 11.2%	Decrease
			Premium rate	3.8% - 76.3% / 33.8%	Increase
		Market approach	Transaction price	$0.81 - $544.29 / $120.86	Increase
			Conversion ratio	1.6	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $5,057 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, net operating losses, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$48,899,745
Gross unrealized depreciation	(2,754,132)
Net unrealized appreciation (depreciation)	$46,145,613
Tax Cost	$62,289,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,011,903
Net unrealized appreciation (depreciation) on securities and other investments	$46,145,532

The Fund intends to elect to defer to its next fiscal year $4,093 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$–	$ 144,165
Long-term Capital Gains	9,545,204	7,201,343
Total	$9,545,204	$ 7,345,508

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $76,620 in these Subsidiaries, representing .07% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $38,872,419 and $49,262,396, respectively.

Unaffiliated Redemptions In-Kind. During the period, 507,507* shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $6,481,043. The net realized gain of $4,188,360 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 348,430* shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,859,301. The Fund had a net realized gain of $2,473,373 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split occurred on that date.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Contrafund	$125,969.13
Class K	14,599.05
	$140,568

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of less than 0.01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $863 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 120,890* shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $1,457,574. The Fund had a net realized gain of $960,358 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split occurred on that date.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $347 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,806, including $503 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,042 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,236.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Contrafund	$7,220,133	$–
Class K	2,325,071	–
Total	$9,545,204	$–
From net investment income
Contrafund	$–	$84,830
Class K	–	59,335
Total	$–	$144,165
From net realized gain
Contrafund	$–	$5,246,866
Class K	–	1,954,477
Total	$–	$7,201,343

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018 (a)	Year ended December 31, 2017 (a)	Year ended December 31, 2018	Year ended December 31, 2017
Contrafund
Shares sold	905,916	715,260	$11,723,977	$8,237,249
Reinvestment of distributions	589,812	420,810	6,814,704	5,053,714
Shares redeemed	(1,329,932)(b)	(1,212,850)(c)	(17,031,104)(b)	(13,776,639)(c)
Net increase (decrease)	165,796	(76,780)	$1,507,577	$(485,676)
Class K
Shares sold	421,063	435,150	$5,450,387	$4,990,930
Reinvestment of distributions	200,953	167,890	2,325,013	2,013,806
Shares redeemed	(978,368)(b)	(881,360)(c)	(12,509,140)(b)	(10,094,435)(c)
Net increase (decrease)	(356,352)	(278,320)	$(4,733,740)	$(3,089,699)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind notes for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Contrafund (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Contrafund	.78%
Actual		$1,000.00	$893.60	$3.72
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class K	.69%
Actual		$1,000.00	$893.70	$3.29
Hypothetical-C		$1,000.00	$1,021.73	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of the Fidelity Contrafund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Contrafund	02/11/2019	02/08/2019	$0.106
Class K	02/11/2019	02/08/2019	$0.106

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $9,624,977,121, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Contrafund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CON-ANN-0219
1.540009.121

Fidelity® Contrafund® Class K Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	(2.07)%	9.40%	14.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® - Class K on December 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$37,123	Fidelity® Contrafund® - Class K
$34,303	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Portfolio Manager William Danoff:  For the year, the fund's share classes returned roughly -2%, topping the benchmark S&P 500® index. Versus the benchmark, security selection was the primary contributor, with my picks and an overweighting in the software & services industry within the information technology sector helping most by far. Here, relative performance benefited from my emphasis on what I consider franchise companies, led by cloud-computing enterprise software provider Salesforce.com (+34%), publishing software developer Adobe (+29%) and cloud-based human resources software provider Workday (+57%), a non-benchmark position. The fund's top individual contributor was e-commerce firm Amazon.com (+28%), our largest year-end holding and a company I consider a technology leader even though it is classified in the consumer discretionary sector. I'll also note that the fund's modest position in cash helped our relative result in a down market. Conversely, the biggest detractor by a wide margin was a sizable stake in Facebook (-26%), which confronted some stiff headwinds this year as regulators and legislators investigated the use of false Facebook accounts by Russians in 2016, and the sharing of user data by a third-party application without the permission of the users in 2015. It also hurt to own shares of gaming and entertainment company Activision Blizzard (-26%). Late in the year, the maker of the “Call of Duty” and “World of Warcraft” families of video games reported a third straight quarterly decline in monthly active users.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Amazon.com, Inc.	6.7
Berkshire Hathaway, Inc. Class A	5.8
Facebook, Inc. Class A	5.6
Microsoft Corp.	4.3
UnitedHealth Group, Inc.	3.8
Salesforce.com, Inc.	3.4
Visa, Inc. Class A	3.2
Alphabet, Inc. Class A	3.1
Alphabet, Inc. Class C	2.8
Adobe, Inc.	2.5
41.2

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	26.9
Communication Services	16.2
Financials	14.8
Health Care	14.2
Consumer Discretionary	11.4

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks	93.6%
Bonds	0.1%
Convertible Securities	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 5.2%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 15.9%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	2,120,684	$119,225
Entertainment - 3.8%
Activision Blizzard, Inc.	24,528,358	1,142,286
Electronic Arts, Inc. (a)	955,798	75,422
Live Nation Entertainment, Inc. (a)	456,043	22,460
Netflix, Inc. (a)	9,219,842	2,467,783
Spotify Technology SA (a)	279,369	31,708
The Walt Disney Co.	3,713,816	407,220
Trion World, Inc. (a)(b)(c)	4,607,810	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	41,234	0
		4,146,879
Interactive Media & Services - 11.5%
Alphabet, Inc.:
Class A (a)	3,208,440	3,352,691
Class C (a)	2,925,051	3,029,212
Facebook, Inc. Class A (a)	45,791,858	6,002,855
TripAdvisor, Inc. (a)	727,902	39,263
Twitter, Inc. (a)	703,144	20,208
		12,444,229
Media - 0.3%
Discovery Communications, Inc. Class A (a)(d)	3,453,944	85,451
Liberty Media Corp. Liberty Formula One Group Series C (a)	6,670,752	204,792
		290,243
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	3,445,287	219,155

TOTAL COMMUNICATION SERVICES		17,219,731

CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.5%
Mahindra & Mahindra Ltd.	7,541,302	87,136
Maruti Suzuki India Ltd.	995,074	106,781
Tesla, Inc. (a)	720,249	239,699
Toyota Motor Corp.	1,252,000	72,474
		506,090
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	22,200	2,474
Weight Watchers International, Inc. (a)	1,846,872	71,197
		73,671
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	302,373	130,562
Darden Restaurants, Inc.	720,125	71,912
Domino's Pizza, Inc.	332,505	82,458
Marriott International, Inc. Class A	1,181,938	128,311
McDonald's Corp.	5,230,652	928,807
Planet Fitness, Inc. (a)	145,343	7,793
		1,349,843
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (a)	4,843,431	7,274,676
The Booking Holdings, Inc. (a)	104,739	180,405
		7,455,081
Multiline Retail - 0.1%
Dollar General Corp.	663,307	71,690
Dollar Tree, Inc. (a)	274,755	24,816
Ollie's Bargain Outlet Holdings, Inc. (a)	483,295	32,144
		128,650
Specialty Retail - 1.5%
AutoZone, Inc. (a)	14,498	12,154
Burlington Stores, Inc. (a)	833,738	135,624
Home Depot, Inc.	3,420,296	587,675
John David Group PLC	2,154,780	9,580
O'Reilly Automotive, Inc. (a)	334,730	115,258
Ross Stores, Inc.	1,338,540	111,367
TJX Companies, Inc.	14,873,415	665,437
Urban Outfitters, Inc. (a)	1,422,877	47,240
		1,684,335
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	2,212,576	462,395
Allbirds, Inc. (b)(c)	173,513	9,515
Deckers Outdoor Corp. (a)	91,663	11,728
lululemon athletica, Inc. (a)	398,573	48,470
NIKE, Inc. Class B	4,558,936	338,000
VF Corp.	2,530,511	180,527
		1,050,635

TOTAL CONSUMER DISCRETIONARY		12,248,305

CONSUMER STAPLES - 2.7%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	42,591	10,258
Diageo PLC	315,371	11,270
Keurig Dr. Pepper, Inc.	6,003,628	153,933
Monster Beverage Corp. (a)	401,281	19,751
The Coca-Cola Co.	9,084,495	430,151
		625,363
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	223,047	11,095
Costco Wholesale Corp.	2,673,189	544,555
Walmart, Inc.	588,232	54,794
		610,444
Food Products - 0.0%
The Simply Good Foods Co. (a)	2,622,707	49,569
Household Products - 0.3%
Colgate-Palmolive Co.	791,549	47,113
Procter & Gamble Co.	2,819,650	259,182
		306,295
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	8,084,254	1,051,761
Kao Corp.	1,022,400	75,676
L'Oreal SA	51,879	11,871
L'Oreal SA	220,364	50,425
Shiseido Co. Ltd.	1,181,100	73,970
		1,263,703

TOTAL CONSUMER STAPLES		2,855,374

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Birchcliff Energy Ltd. (e)	21,112,365	47,013
Birchcliff Energy Ltd. (e)(f)	686,127	1,528
BP PLC	14,342,093	90,666
Canadian Natural Resources Ltd.	4,464,139	107,712
Centennial Resource Development, Inc. Class A (a)(d)(e)	20,997,501	231,392
Cheniere Energy, Inc. (a)	557,300	32,987
Concho Resources, Inc. (a)	789,428	81,145
ConocoPhillips Co.	4,648,649	289,843
Continental Resources, Inc. (a)	2,532,947	101,799
Diamondback Energy, Inc.	1,199,553	111,199
EOG Resources, Inc.	6,662,528	581,039
Hess Corp.	7,058,214	285,858
Magnolia Oil & Gas Corp.	7,115,700	79,767
Phillips 66 Co.	1,292,829	111,377
PrairieSky Royalty Ltd. (d)	1,019,067	13,190
Reliance Industries Ltd.	28,420,339	458,047
		2,624,562
FINANCIALS - 14.8%
Banks - 6.1%
Banco do Brasil SA	1,071,800	12,856
Bank of America Corp.	73,540,189	1,812,030
Citigroup, Inc.	29,449,090	1,533,120
HDFC Bank Ltd. sponsored ADR	4,187,066	433,738
JPMorgan Chase & Co.	20,659,879	2,016,817
Kotak Mahindra Bank Ltd.	10,312,366	186,251
Metro Bank PLC (a)(d)(e)	5,639,765	121,700
The Toronto-Dominion Bank	1,190,791	59,191
U.S. Bancorp	1,450,678	66,296
Wells Fargo & Co.	7,209,540	332,216
		6,574,215
Capital Markets - 1.6%
Bank of New York Mellon Corp.	11,287,537	531,304
Charles Schwab Corp.	9,250,090	384,156
CME Group, Inc.	1,343,265	252,695
IntercontinentalExchange, Inc.	1,042,928	78,564
Morgan Stanley	8,555,481	339,225
MSCI, Inc.	191,105	28,175
Oaktree Capital Group LLC Class A	2,034,284	80,863
S&P Global, Inc.	246,178	41,835
		1,736,817
Consumer Finance - 0.9%
American Express Co.	9,341,498	890,432
Synchrony Financial	2,923,942	68,596
		959,028
Diversified Financial Services - 5.8%
Berkshire Hathaway, Inc. Class A (a)	20,441	6,254,946
Insurance - 0.4%
Admiral Group PLC	5,607,500	146,306
Chubb Ltd.	869,873	112,370
Fairfax Financial Holdings Ltd. (sub. vtg.)	119,753	52,717
Hiscox Ltd.	1,793,742	37,061
Progressive Corp.	1,750,019	105,579
		454,033

TOTAL FINANCIALS		15,979,039

HEALTH CARE - 13.9%
Biotechnology - 2.4%
23andMe, Inc. (a)(b)(c)	166,622	2,891
Acceleron Pharma, Inc. (a)	803,442	34,990
Agios Pharmaceuticals, Inc. (a)	577,208	26,615
Alexion Pharmaceuticals, Inc. (a)	850,327	82,788
Allogene Therapeutics, Inc. (d)	1,270,645	34,218
Alnylam Pharmaceuticals, Inc. (a)	230,531	16,808
Amgen, Inc.	2,405,674	468,313
Arena Pharmaceuticals, Inc. (a)	121,897	4,748
bluebird bio, Inc. (a)	315,447	31,292
Celgene Corp. (a)	644,522	41,307
CSL Ltd.	67,950	8,875
Exact Sciences Corp. (a)	837,059	52,818
FibroGen, Inc. (a)	2,079,194	96,225
Genmab A/S (a)	210,147	34,425
Gilead Sciences, Inc.	1,840,893	115,148
Heron Therapeutics, Inc. (a)	556,191	14,428
Neurocrine Biosciences, Inc. (a)	2,534,064	180,958
Regeneron Pharmaceuticals, Inc. (a)	690,946	258,068
Sage Therapeutics, Inc. (a)	284,707	27,272
Vertex Pharmaceuticals, Inc. (a)	6,202,466	1,027,811
		2,559,998
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	4,100,353	296,579
Baxter International, Inc.	9,919,850	652,925
Becton, Dickinson & Co.	216,477	48,777
Boston Scientific Corp. (a)	18,498,750	653,746
Danaher Corp.	4,609,147	475,295
DexCom, Inc. (a)	1,592,809	190,819
Edwards Lifesciences Corp. (a)	3,069,379	470,137
Intuitive Surgical, Inc. (a)	1,022,547	489,718
Penumbra, Inc. (a)	172,538	21,084
ResMed, Inc.	1,398,951	159,299
Sonova Holding AG Class B	410,097	67,007
		3,525,386
Health Care Providers & Services - 4.8%
Anthem, Inc.	1,558,722	409,367
Elanco Animal Health, Inc. (d)	1,620,620	51,098
HealthEquity, Inc. (a)	1,742,413	103,935
Humana, Inc.	1,532,751	439,103
Molina Healthcare, Inc. (a)	413,415	48,047
National Vision Holdings, Inc. (a)	3,171,847	89,351
UnitedHealth Group, Inc.	16,460,520	4,100,645
		5,241,546
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	2,882,478	257,463
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	456,727	30,811
IQVIA Holdings, Inc. (a)	1,659,757	192,814
Mettler-Toledo International, Inc. (a)(e)	1,389,233	785,722
Morphosys AG (a)	114,127	11,631
PRA Health Sciences, Inc. (a)	1,068,954	98,301
Thermo Fisher Scientific, Inc.	1,300,611	291,064
		1,410,343
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	11,718,180	445,056
Eli Lilly & Co.	4,341,445	502,392
Idorsia Ltd. (a)	1,940,216	32,018
Ipsen SA	141,042	18,236
Johnson & Johnson	567,089	73,183
Merck & Co., Inc.	1,301,324	99,434
Nektar Therapeutics (a)	763,890	25,109
Novartis AG sponsored ADR	2,548,253	218,666
Roche Holding AG (participation certificate)	714,012	177,260
Supernus Pharmaceuticals, Inc. (a)	689,400	22,902
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,532,921	208,678
Zoetis, Inc. Class A	2,697,250	230,723
		2,053,657

TOTAL HEALTH CARE		15,048,393

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	143,447	35,130
Raytheon Co.	311,502	47,769
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	295,578	54,978
Class C (a)(b)(c)	12,991	2,416
The Boeing Co.	1,957,487	631,290
TransDigm Group, Inc. (a)	119,037	40,480
		812,063
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	1,354,997	113,942
Expeditors International of Washington, Inc.	647,703	44,102
XPO Logistics, Inc. (a)	475,771	27,138
		185,182
Airlines - 0.2%
Delta Air Lines, Inc.	1,014,584	50,628
Ryanair Holdings PLC sponsored ADR (a)	643,456	45,904
Southwest Airlines Co.	1,782,631	82,857
		179,389
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	2,835,865	40,298
Toto Ltd.	2,906,500	100,536
		140,834
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,112,355	186,865
Clean TeQ Holdings Ltd. (a)(d)(e)	41,978,469	11,088
TulCo LLC (a)(b)(c)(g)	140,771	76,620
Waste Connection, Inc. (United States)	313,319	23,264
Waste Management, Inc.	272,229	24,226
		322,063
Electrical Equipment - 0.6%
AMETEK, Inc.	937,810	63,490
Fortive Corp.	9,215,478	623,519
		687,009
Industrial Conglomerates - 0.3%
3M Co.	517,670	98,637
General Electric Co.	22,593,166	171,030
		269,667
Machinery - 0.3%
Deere & Co.	1,565,691	233,554
Ingersoll-Rand PLC	213,896	19,514
Rexnord Corp. (a)	2,949,295	67,686
		320,754
Professional Services - 0.2%
FTI Consulting, Inc. (a)	1,404,394	93,589
IHS Markit Ltd. (a)	426,367	20,453
SR Teleperformance SA	84,100	13,452
TransUnion Holding Co., Inc.	2,372,484	134,757
		262,251
Road & Rail - 0.7%
CSX Corp.	8,657,863	537,913
Union Pacific Corp.	1,587,015	219,373
		757,286
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	1,428,296	43,149
W.W. Grainger, Inc.	769,393	217,246
		260,395

TOTAL INDUSTRIALS		4,196,893

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	562,240	118,464
Motorola Solutions, Inc.	567,300	65,262
Telefonaktiebolaget LM Ericsson (B Shares)	2,672,900	23,660
		207,386
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A (e)	22,610,203	1,831,879
CDW Corp.	319,053	25,859
Dolby Laboratories, Inc. Class A	1,352,564	83,643
Zebra Technologies Corp. Class A (a)	1,167,475	185,897
		2,127,278
Internet Software & Services - 0.1%
CarGurus, Inc. Class A (a)	2,470,849	83,342
IT Services - 8.3%
Accenture PLC Class A	932,708	131,521
Adyen BV (f)	133,895	72,878
ASAC II LP (a)(b)(c)	39,494,500	6,635
Elastic NV (d)	147,770	10,563
EPAM Systems, Inc. (a)	379,847	44,066
Fiserv, Inc. (a)	1,757,208	129,137
Global Payments, Inc.	2,144,297	221,141
MasterCard, Inc. Class A	10,736,822	2,025,501
MongoDB, Inc. Class A (a)(d)	1,801,363	150,846
Netcompany Group A/S (f)	465,383	15,712
Okta, Inc. (a)	3,193,512	203,746
PayPal Holdings, Inc. (a)	26,040,522	2,189,747
Shopify, Inc. Class A (a)	935,722	129,399
Square, Inc. (a)	1,664,207	93,345
Visa, Inc. Class A	26,470,842	3,492,563
Worldpay, Inc. (a)	959,289	73,318
		8,990,118
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc. (a)	7,346,774	135,621
Marvell Technology Group Ltd.	2,163,267	35,023
NVIDIA Corp.	4,158,186	555,118
Texas Instruments, Inc.	1,558,317	147,261
Xilinx, Inc.	1,898,382	161,685
		1,034,708
Software - 13.1%
Adobe, Inc. (a)	12,115,434	2,740,996
Alteryx, Inc. Class A (a)(d)	235,497	14,005
Atlassian Corp. PLC (a)	3,137,449	279,170
Coupa Software, Inc. (a)	836,118	52,558
DocuSign, Inc.	505,742	20,270
Dropbox, Inc. Class A (a)	6,276,594	128,231
Intuit, Inc.	1,715,849	337,765
Microsoft Corp.	45,675,773	4,639,288
New Relic, Inc. (a)	1,333,453	107,970
Nutanix, Inc.:
Class A (a)	644,137	26,790
Class B (a)(f)	1,560,752	64,912
Paycom Software, Inc. (a)	1,711,529	209,577
RingCentral, Inc. (a)	2,459,535	202,764
Salesforce.com, Inc. (a)	26,655,586	3,651,016
SS&C Technologies Holdings, Inc.	449,554	20,279
Tableau Software, Inc. (a)	1,728,834	207,460
Tanium, Inc. Class B (a)(b)(c)	2,944,100	25,595
Ultimate Software Group, Inc. (a)	1,433,572	351,039
Workday, Inc. Class A (a)	6,902,756	1,102,232
		14,181,917
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	13,706,459	2,162,057

TOTAL INFORMATION TECHNOLOGY		28,786,806

MATERIALS - 1.4%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	207,984	33,288
DowDuPont, Inc.	5,133,544	274,542
Growmax Resources Corp. (a)(f)	3,266,663	191
Sherwin-Williams Co.	565,767	222,607
Westlake Chemical Corp.	2,091,663	138,405
		669,033
Metals & Mining - 0.8%
B2Gold Corp. (a)(e)	51,679,673	151,042
Barrick Gold Corp.	3,539,806	47,787
Franco-Nevada Corp.	3,972,356	278,548
Ivanhoe Mines Ltd. (a)(e)	48,609,262	84,386
Ivanhoe Mines Ltd. (a)(e)(f)	13,979,309	24,268
Kirkland Lake Gold Ltd.	5,074,751	132,333
Livent Corp.	185,810	2,564
Novagold Resources, Inc. (a)	7,695,050	30,550
Randgold Resources Ltd. sponsored ADR	1,413,663	120,751
		872,229

TOTAL MATERIALS		1,541,262

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	1,567,323	247,935
AvalonBay Communities, Inc.	268,308	46,699
Equity Residential (SBI)	714,773	47,182
		341,816
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)(d)	630,090	4,373
WeWork Companies, Inc. Class A (a)(b)(c)	607,163	45,725
		50,098

TOTAL REAL ESTATE		391,914

UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy, Inc.	1,082,418	188,146
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,967,430	77,910
The AES Corp.	977,518	14,135
		92,045

TOTAL UTILITIES		280,191

TOTAL COMMON STOCKS
(Cost $55,204,878)		101,172,470

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Pinterest, Inc.:
Series E, 8.00% (a)(b)(c)	54,841,080	233,623
Series F, 8.00% (a)(b)(c)	3,455,720	14,721
Series G, 8.00% (a)(b)(c)	4,301,275	18,323
		266,667
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(b)(c)	2,124,227	2,719
TOTAL COMMUNICATION SERVICES		269,386
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(b)(c)	578,817	54,281
Series E (a)(b)(c)	388,853	36,467
		90,748
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	68,481	3,755
Series B (b)(c)	12,031	660
Series C (b)(c)	114,981	6,305
		10,720
TOTAL CONSUMER DISCRETIONARY		101,468
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(b)(c)	154,611	36,753
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(b)(c)	664,987	11,538
Series F (a)(b)(c)	3,348,986	58,105
Generation Bio Series B (b)(c)	2,430,600	17,014
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	65,450
		152,107
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	682
Mulberry Health, Inc.:
Series A (b)(c)	600,009	4,288
Series A8 (a)(b)(c)	7,960,894	56,887
Series AA (b)(c)	49,783	356
		62,213
TOTAL HEALTH CARE		214,320
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	558,215	103,828
Series H (a)(b)(c)	120,282	22,372
		126,200
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Carbon, Inc. Series D (b)(c)	915,425	23,362
Cloudflare, Inc. Series D, 8.00% (a)(b)(c)	6,547,014	72,017
Delphix Corp. Series D (a)(b)(c)	3,712,687	23,316
Lyft, Inc.:
Series H (a)(b)(c)	1,553,259	73,553
Series I (b)(c)	1,380,203	65,358
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	2,021,080	98,568
		356,174
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
WeWork Companies, Inc.:
Series E (a)(b)(c)	5,464,465	411,529
Series F (a)(b)(c)	253,732	19,109
		430,638

TOTAL CONVERTIBLE PREFERRED STOCKS		1,534,939

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	36,794	2,018
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	1,437,028	13,134
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	96,174,914	123

TOTAL NONCONVERTIBLE PREFERRED STOCKS		15,275

TOTAL PREFERRED STOCKS
(Cost $1,042,824)		1,550,214
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(h)(i)	2,054	0
Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (f)	26,660	23,261
9% 12/15/25 (f)	44,471	44,249
		67,510
TOTAL CORPORATE BONDS
(Cost $70,225)		67,510
	Shares	Value (000s)

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.42% (j)	5,539,487,773	5,540,596
Fidelity Securities Lending Cash Central Fund 2.41% (j)(k)	104,626,633	104,637
TOTAL MONEY MARKET FUNDS
(Cost $5,645,176)		5,645,233
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $61,963,103)		108,435,427
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(306,002)
NET ASSETS - 100%		$108,129,425

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,761,332,000 or 1.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,999,000 or 0.2% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc.	10/9/18	$2,018
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Carbon, Inc. Series D	12/15/17	$21,376
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$51,503
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Lyft, Inc. Series H	11/22/17	$61,736
Lyft, Inc. Series I	6/27/18	$65,358
Mulberry Health, Inc. Series A	3/23/18	$4,281
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Mulberry Health, Inc. Series AA	3/23/18	$145
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$2,051
TulCo LLC	8/24/17 - 9/7/18	$52,173
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$31,353
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$19,969
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$65,742
Fidelity Securities Lending Cash Central Fund	8,806
Total	$74,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,007,425	$110,661	$128,129	$19,757	$92,166	$(250,244)	$1,831,879
B2Gold Corp.	153,772	16,482	8,746	--	3,389	(13,855)	151,042
Birchcliff Energy Ltd.	73,246	4,954	4,725	1,383	(1,932)	(24,530)	47,013
Birchcliff Energy Ltd.	2,402	--	--	44	--	(874)	1,528
Centennial Resource Development, Inc. Class A	274,910	22,710	28,423	--	3,066	(126,788)	231,392
Centennial Resource Development, Inc. Class A	102,722	--	--	--	--	(50,842)	--
Centennial Resource Development, Inc. Class A	46,350	--	--	--	--	(12,313)	--
Clean TeQ Holdings Ltd.	--	39,493	994	--	(712)	(26,699)	11,088
Ivanhoe Mines Ltd.	172,912	--	5,408	--	3,663	(86,781)	84,386
Ivanhoe Mines Ltd.	49,727	--	1,556	--	(2,117)	(21,786)	24,268
Metro Bank PLC	287,797	--	12,262	--	8,501	(162,336)	121,700
Mettler-Toledo International, Inc.	1,077,667	34,279	231,366	--	114,611	(209,469)	785,722
Total	$4,248,930	$228,579	$421,609	$21,184	$220,635	$(986,517)	$3,290,018

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$17,489,117	$17,219,731	$--	$269,386
Consumer Discretionary	12,351,791	12,166,316	72,474	113,001
Consumer Staples	2,892,127	2,632,162	223,212	36,753
Energy	2,624,562	2,533,896	90,666	--
Financials	15,992,173	15,992,173	--	--
Health Care	15,262,713	14,859,367	186,135	217,211
Industrials	4,323,216	3,962,466	100,536	260,214
Information Technology	29,142,980	28,730,916	23,660	388,404
Materials	1,541,262	1,541,262	--	--
Real Estate	822,552	346,189	--	476,363
Utilities	280,191	280,191	--	--
Corporate Bonds	67,510	--	67,510	--
Money Market Funds	5,645,233	5,645,233	--	--
Total Investments in Securities:	$108,435,427	$105,909,902	$764,193	$1,761,332

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,603,206
Net Realized Gain (Loss) on Investment Securities	49,781
Net Unrealized Gain (Loss) on Investment Securities	147,242
Cost of Purchases	149,984
Proceeds of Sales	(188,881)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,761,332
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$170,098

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $103,324) — See accompanying schedule: Unaffiliated issuers (cost $54,611,351)	$99,500,176
Fidelity Central Funds (cost $5,645,176)	5,645,233
Other affiliated issuers (cost $1,706,576)	3,290,018
Total Investment in Securities (cost $61,963,103)		$108,435,427
Foreign currency held at value (cost $30)		30
Receivable for investments sold		13,766
Receivable for fund shares sold		140,135
Dividends receivable		25,824
Interest receivable		676
Distributions receivable from Fidelity Central Funds		11,450
Prepaid expenses		184
Other receivables		5,510
Total assets		108,633,002
Liabilities
Payable for investments purchased	$54,919
Payable for fund shares redeemed	270,975
Accrued management fee	56,036
Other affiliated payables	11,375
Other payables and accrued expenses	5,806
Collateral on securities loaned	104,466
Total liabilities		503,577
Net Assets		$108,129,425
Net Assets consist of:
Paid in capital		$60,981,141
Total distributable earnings (loss)		47,148,284
Net Assets		$108,129,425
Net Asset Value and Maximum Offering Price
Contrafund:
Net Asset Value, offering price and redemption price per share ($82,627,788 ÷ 7,507,256 shares)		$11.01
Class K:
Net Asset Value, offering price and redemption price per share ($25,501,637 ÷ 2,316,298 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended December 31, 2018
Investment Income
Dividends (including $21,184 earned from other affiliated issuers)		$958,432
Interest		17,419
Income from Fidelity Central Funds		74,548
Total income		1,050,399
Expenses
Management fee
Basic fee	$686,466
Performance adjustment	173,930
Transfer agent fees	140,568
Accounting and security lending fees	3,942
Custodian fees and expenses	2,086
Independent trustees' fees and expenses	690
Registration fees	793
Audit	231
Legal	180
Miscellaneous	855
Total expenses before reductions	1,009,741
Expense reductions	(4,299)
Total expenses after reductions		1,005,442
Net investment income (loss)		44,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,508,275
Fidelity Central Funds	(41)
Other affiliated issuers	220,635
Foreign currency transactions	(661)
Total net realized gain (loss)		13,728,208
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $12,132)	(14,458,719)
Fidelity Central Funds	22
Other affiliated issuers	(986,517)
Assets and liabilities in foreign currencies	(185)
Total change in net unrealized appreciation (depreciation)		(15,445,399)
Net gain (loss)		(1,717,191)
Net increase (decrease) in net assets resulting from operations		$(1,672,234)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,957	$123,833
Net realized gain (loss)	13,728,208	12,356,263
Change in net unrealized appreciation (depreciation)	(15,445,399)	18,948,672
Net increase (decrease) in net assets resulting from operations	(1,672,234)	31,428,768
Distributions to shareholders	(9,545,204)	–
Distributions to shareholders from net investment income	–	(144,165)
Distributions to shareholders from net realized gain	–	(7,201,343)
Total distributions	(9,545,204)	(7,345,508)
Share transactions - net increase (decrease)	(3,226,163)	(3,575,375)
Total increase (decrease) in net assets	(14,443,601)	20,507,885
Net Assets
Beginning of period	122,573,026	102,065,141
End of period	$108,129,425	$122,573,026
Other Information
Distributions in excess of net investment income end of period		$(4,720)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.24	$9.85	$9.89	$9.80	$9.61
Income from Investment Operations
Net investment income (loss)B	–C	.01	.03	.03	.03
Net realized and unrealized gain (loss)	(.22)	3.14	.31	.59	.87
Total from investment operations	(.22)	3.15	.34	.62	.90
Distributions from net investment income	–	(.01)	(.03)	(.03)	(.03)
Distributions from net realized gain	(1.01)	(.75)	(.35)	(.50)	(.68)
Total distributions	(1.01)	(.76)	(.38)	(.53)	(.71)
Net asset value, end of period	$11.01	$12.24	$9.85	$9.89	$9.80
Total ReturnD	(2.13)%	32.21%	3.36%	6.46%	9.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%	.74%	.68%	.71%	.64%
Expenses net of fee waivers, if any	.81%	.74%	.68%	.71%	.64%
Expenses net of all reductions	.81%	.74%	.68%	.70%	.64%
Net investment income (loss)	.01%	.08%	.29%	.33%	.31%
Supplemental Data
Net assets, end of period (in millions)	$82,628	$89,874	$73,035	$77,724	$75,057
Portfolio turnover rateG	32%H	29%H	41%H	35%H	45%H

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share DataA
Net asset value, beginning of period	$12.24	$9.84	$9.88	$9.79	$9.61
Income from Investment Operations
Net investment income (loss)B	.01	.02	.04	.04	.04
Net realized and unrealized gain (loss)	(.23)	3.14	.31	.59	.87
Total from investment operations	(.22)	3.16	.35	.63	.91
Distributions from net investment income	–	(.02)	(.04)	(.04)	(.04)
Distributions from net realized gain	(1.01)	(.74)	(.35)	(.50)	(.69)
Total distributions	(1.01)	(.76)	(.39)	(.54)	(.73)
Net asset value, end of period	$11.01	$12.24	$9.84	$9.88	$9.79
Total ReturnC	(2.07)%	32.34%	3.48%	6.55%	9.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.65%	.58%	.61%	.54%
Expenses net of fee waivers, if any	.73%	.65%	.58%	.61%	.54%
Expenses net of all reductions	.72%	.65%	.58%	.61%	.54%
Net investment income (loss)	.10%	.17%	.39%	.43%	.41%
Supplemental Data
Net assets, end of period (in millions)	$25,502	$32,699	$29,031	$31,560	$34,479
Portfolio turnover rateF	32%G	29%G	41%G	35%G	45%G

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective August 10, 2018, each class underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Class by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights and Share Transactions presented in the Notes to Financial Statements have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Equities	$1,761,332	Market comparable	Enterprise value/Sales multiple (EV/S)	1.0 - 16.0 / 6.9	Increase
			Transaction price	$9.15	Increase
			Discount rate	23.4% - 78.0% / 38.2%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 11.2%	Decrease
			Premium rate	3.8% - 76.3% / 33.8%	Increase
		Market approach	Transaction price	$0.81 - $544.29 / $120.86	Increase
			Conversion ratio	1.6	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $5,057 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, net operating losses, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$48,899,745
Gross unrealized depreciation	(2,754,132)
Net unrealized appreciation (depreciation)	$46,145,613
Tax Cost	$62,289,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,011,903
Net unrealized appreciation (depreciation) on securities and other investments	$46,145,532

The Fund intends to elect to defer to its next fiscal year $4,093 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$–	$ 144,165
Long-term Capital Gains	9,545,204	7,201,343
Total	$9,545,204	$ 7,345,508

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $76,620 in these Subsidiaries, representing .07% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $38,872,419 and $49,262,396, respectively.

Unaffiliated Redemptions In-Kind. During the period, 507,507* shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $6,481,043. The net realized gain of $4,188,360 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 348,430* shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,859,301. The Fund had a net realized gain of $2,473,373 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split occurred on that date.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Contrafund	$125,969.13
Class K	14,599.05
	$140,568

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of less than 0.01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $863 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 120,890* shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $1,457,574. The Fund had a net realized gain of $960,358 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split occurred on that date.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $347 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,806, including $503 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,042 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,236.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Contrafund	$7,220,133	$–
Class K	2,325,071	–
Total	$9,545,204	$–
From net investment income
Contrafund	$–	$84,830
Class K	–	59,335
Total	$–	$144,165
From net realized gain
Contrafund	$–	$5,246,866
Class K	–	1,954,477
Total	$–	$7,201,343

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018 (a)	Year ended December 31, 2017 (a)	Year ended December 31, 2018	Year ended December 31, 2017
Contrafund
Shares sold	905,916	715,260	$11,723,977	$8,237,249
Reinvestment of distributions	589,812	420,810	6,814,704	5,053,714
Shares redeemed	(1,329,932)(b)	(1,212,850)(c)	(17,031,104)(b)	(13,776,639)(c)
Net increase (decrease)	165,796	(76,780)	$1,507,577	$(485,676)
Class K
Shares sold	421,063	435,150	$5,450,387	$4,990,930
Reinvestment of distributions	200,953	167,890	2,325,013	2,013,806
Shares redeemed	(978,368)(b)	(881,360)(c)	(12,509,140)(b)	(10,094,435)(c)
Net increase (decrease)	(356,352)	(278,320)	$(4,733,740)	$(3,089,699)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind notes for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Contrafund (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Contrafund	.78%
Actual		$1,000.00	$893.60	$3.72
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class K	.69%
Actual		$1,000.00	$893.70	$3.29
Hypothetical-C		$1,000.00	$1,021.73	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of the Fidelity Contrafund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Contrafund	02/11/2019	02/08/2019	$0.106
Class K	02/11/2019	02/08/2019	$0.106

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $9,624,977,121, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Contrafund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CON-K-ANN-0219
1.863188.110

Fidelity Advisor® New Insights Fund Class A, Class M, Class C, Class I and Class Z Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(9.92)%	6.50%	12.04%
Class M (incl. 3.50% sales charge)	(7.97)%	6.75%	12.03%
Class C (incl. contingent deferred sales charge)	(5.94)%	6.97%	11.86%
Class I	(4.14)%	8.05%	12.99%
Class Z	(4.03)%	8.19%	13.07%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® New Insights Fund - Class A on December 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$31,161	Fidelity Advisor® New Insights Fund - Class A
$34,303	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Co-Portfolio Managers William Danoff and John Roth:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) returned roughly -4% to -5%, about in line with the benchmark S&P 500® index. Versus the benchmark, security selection was the primary contributor, with our picks and an overweighting in the software & services industry within the information technology sector helping most by far. Here, relative performance benefited from our emphasis on what we consider franchise companies, led by cloud-computing enterprise software provider Salesforce.com (+34%), publishing software developer Adobe (+29%) and cloud-based human resources software provider Workday (+58%), a non-benchmark position. The fund's top individual contributor was e-commerce firm Amazon.com (+29%), our largest holding and a company we consider a technology leader even though it is classified in the consumer discretionary sector. Conversely, stock choices and an underweighting in health care – the top-performing sector the past year – hurt our relative result. The biggest individual detractor was a sizable stake in Facebook (-26%), which confronted some stiff headwinds this year as regulators and legislators investigated the use of false Facebook accounts by Russians in 2016, and the sharing of user data by a third-party application without the permission of the users in 2015. In health care, it hurt to not own Pfizer (+25%) and to largely avoid Merck (+40%), two drugmakers and benchmark stocks that fared well in 2018. Lastly, the fund's foreign holdings detracted overall, hampered in part by a firmer U.S. dollar.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Amazon.com, Inc.	6.1
Facebook, Inc. Class A	4.0
Microsoft Corp.	3.3
Alphabet, Inc. Class A	3.1
Berkshire Hathaway, Inc. Class A	2.9
UnitedHealth Group, Inc.	2.7
Salesforce.com, Inc.	2.5
Adobe, Inc.	2.3
Netflix, Inc.	2.1
Bank of America Corp.	2.1
31.1

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	20.9
Financials	14.6
Health Care	13.5
Consumer Discretionary	13.0
Communication Services	12.9

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks	97.4%
Convertible Securities	1.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 8.7%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	2,951,800	$165,950
Entertainment - 2.9%
Activision Blizzard, Inc.	2,549,132	118,713
Live Nation Entertainment, Inc. (a)	58,700	2,891
Netflix, Inc. (a)	1,842,500	493,164
Spotify Technology SA (a)	41,500	4,710
The Walt Disney Co.	372,700	40,867
Trion World, Inc. (a)(b)(c)	702,569	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	2,267	0
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	13,215,782	35,418
		695,763
Interactive Media & Services - 7.8%
Alphabet, Inc.:
Class A (a)	691,223	722,300
Class C (a)	157,700	163,316
Facebook, Inc. Class A (a)	7,187,201	942,170
TripAdvisor, Inc. (a)	101,600	5,480
Twitter, Inc. (a)	95,900	2,756
		1,836,022
Media - 1.0%
Comcast Corp. Class A	5,514,000	187,752
Discovery Communications, Inc. Class A (a)	444,500	10,997
Liberty Media Corp. Liberty Formula One Group Series C (a)	933,300	28,652
		227,401
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	333,800	21,233

TOTAL COMMUNICATION SERVICES		2,946,369

CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.6%
Fiat Chrysler Automobiles NV (a)	5,136,300	74,271
Tesla, Inc. (a)	193,624	64,438
Toyota Motor Corp.	186,000	10,767
		149,476
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc. (a)	267,060	10,295
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	5,251,200	152,127
Chipotle Mexican Grill, Inc. (a)	45,100	19,474
Darden Restaurants, Inc.	104,100	10,395
Domino's Pizza, Inc.	55,900	13,863
Dunkin' Brands Group, Inc.	552,300	35,413
Marriott International, Inc. Class A	152,415	16,546
McDonald's Corp.	703,600	124,938
Planet Fitness, Inc. (a)	29,600	1,587
U.S. Foods Holding Corp. (a)	1,870,100	59,170
		433,513
Household Durables - 0.8%
Blu Homes, Inc. (a)(b)(c)	98,215,581	170
D.R. Horton, Inc.	1,929,924	66,891
Newell Brands, Inc.	1,881,400	34,975
NVR, Inc. (a)	17,200	41,916
Toll Brothers, Inc.	1,426,600	46,978
		190,930
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	962,940	1,446,315
Multiline Retail - 0.5%
Dollar General Corp.	780,700	84,378
Dollar Tree, Inc. (a)	32,100	2,899
Ollie's Bargain Outlet Holdings, Inc. (a)	397,810	26,458
		113,735
Specialty Retail - 1.7%
AutoZone, Inc. (a)	108,434	90,905
Burlington Stores, Inc. (a)	123,500	20,090
Home Depot, Inc.	353,100	60,670
John David Group PLC	304,800	1,355
O'Reilly Automotive, Inc. (a)	48,992	16,869
Ross Stores, Inc.	189,800	15,791
Tiffany & Co., Inc.	448,600	36,117
TJX Companies, Inc.	3,172,334	141,930
Urban Outfitters, Inc. (a)	217,600	7,224
		390,951
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	335,107	70,032
Allbirds, Inc. (b)(c)	37,884	2,077
Brunello Cucinelli SpA	1,809,400	62,297
China Hongxing Sports Ltd. (c)	6,000,000	250
Deckers Outdoor Corp. (a)	12,500	1,599
lululemon athletica, Inc. (a)	59,600	7,248
NIKE, Inc. Class B	281,866	20,898
PVH Corp.	449,800	41,809
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,625,300	28,719
VF Corp.	372,800	26,596
		261,525

TOTAL CONSUMER DISCRETIONARY		2,996,740

CONSUMER STAPLES - 5.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	5,700	1,373
Diageo PLC	43,000	1,537
Keurig Dr. Pepper, Inc.	844,400	21,650
Molson Coors Brewing Co. Class B	533,100	29,939
Monster Beverage Corp. (a)	65,000	3,199
The Coca-Cola Co.	855,500	40,508
		98,206
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	30,500	1,517
Costco Wholesale Corp.	413,556	84,245
Walmart, Inc.	2,263,000	210,798
		296,560
Food Products - 0.5%
Greencore Group PLC	18,593,423	42,232
The Hershey Co.	630,000	67,523
The Simply Good Foods Co. (a)	496,600	9,386
		119,141
Household Products - 1.4%
Kimberly-Clark Corp.	632,000	72,010
Procter & Gamble Co.	2,365,300	217,418
Reckitt Benckiser Group PLC	619,600	47,447
		336,875
Personal Products - 1.1%
Coty, Inc. Class A	3,994,100	26,201
Estee Lauder Companies, Inc. Class A	1,081,758	140,737
Kao Corp.	168,800	12,494
L'Oreal SA	7,000	1,602
Shiseido Co. Ltd.	189,200	11,849
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,029,300	55,760
		248,643
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	1,662,200	52,958
Philip Morris International, Inc.	1,370,100	91,468
		144,426

TOTAL CONSUMER STAPLES		1,243,851

ENERGY - 5.9%
Energy Equipment & Services - 0.4%
Borr Drilling Ltd. (a)	15,662,000	38,763
Oceaneering International, Inc. (a)	2,309,017	27,939
Pacific Drilling SA	77,112	1,029
Pacific Drilling SA (a)	1,330,880	17,767
		85,498
Oil, Gas & Consumable Fuels - 5.5%
BP PLC	42	0
Cabot Oil & Gas Corp.	2,288,980	51,159
Centennial Resource Development, Inc. Class A (a)	4,270,618	47,062
Cheniere Energy, Inc. (a)	918,200	54,348
Chevron Corp.	1,357,800	147,715
Cimarex Energy Co.	374,400	23,082
Concho Resources, Inc. (a)	76,400	7,853
Concho Resources, Inc. (a)	25,680	2,640
ConocoPhillips Co.	2,836,050	176,828
Continental Resources, Inc. (a)	513,319	20,630
Diamondback Energy, Inc.	391,482	36,290
EOG Resources, Inc.	878,900	76,649
Exxon Mobil Corp.	3,831,500	261,270
Golar LNG Ltd.	1,608,700	35,005
GoviEx Uranium, Inc. (a)	851,865	94
GoviEx Uranium, Inc. (a)(f)	23,200	3
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	288
Hess Corp.	1,025,400	41,529
Kosmos Energy Ltd. (a)	5,379,700	21,895
Magnolia Oil & Gas Corp.	971,000	10,885
Noble Energy, Inc.	1,454,861	27,293
Phillips 66 Co.	163,700	14,103
Pioneer Natural Resources Co.	378,300	49,754
Reliance Industries Ltd.	4,066,973	65,547
The Williams Companies, Inc.	3,555,248	78,393
Valero Energy Corp.	700,100	52,486
Whiting Petroleum Corp. (a)	500,000	11,345
		1,314,146

TOTAL ENERGY		1,399,644

FINANCIALS - 14.5%
Banks - 5.5%
Banco do Brasil SA	144,800	1,737
Bank of America Corp.	19,852,527	489,166
Citigroup, Inc.	3,180,600	165,582
First Republic Bank	551,600	47,934
HDFC Bank Ltd. sponsored ADR	1,531,072	158,604
JPMorgan Chase & Co.	2,550,000	248,931
Kotak Mahindra Bank Ltd.	1,516,972	27,398
Metro Bank PLC (a)(e)	1,189,532	25,669
PNC Financial Services Group, Inc.	572,289	66,906
SunTrust Banks, Inc.	1,008,100	50,849
U.S. Bancorp	188,200	8,601
		1,291,377
Capital Markets - 1.1%
Bank of New York Mellon Corp.	1,647,939	77,568
Charles Schwab Corp.	1,081,500	44,915
CME Group, Inc.	175,100	32,940
S&P Global, Inc.	41,390	7,034
The NASDAQ OMX Group, Inc.	690,100	56,291
TPG Specialty Lending, Inc.	1,953,800	35,344
		254,092
Consumer Finance - 0.6%
American Express Co.	1,586,300	151,206
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc.:
Class A (a)	2,240	685,440
Class B (a)	995,800	203,322
Focus Financial Partners, Inc. Class A	666,800	17,557
		906,319
Insurance - 3.3%
Admiral Group PLC	859,223	22,418
American International Group, Inc.	4,492,500	177,049
Arch Capital Group Ltd. (a)	1,355,400	36,216
Beazley PLC	3,856,000	24,746
Chubb Ltd.	1,167,985	150,880
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,600	14,351
First American Financial Corp.	922,700	41,189
FNF Group	2,216,500	69,687
Hiscox Ltd.	1,765,800	36,484
Marsh & McLennan Companies, Inc.	641,300	51,144
MetLife, Inc.	2,086,900	85,688
Progressive Corp.	237,500	14,328
The Travelers Companies, Inc.	533,200	63,851
		788,031
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,351,789	38,475

TOTAL FINANCIALS		3,429,500

HEALTH CARE - 13.2%
Biotechnology - 2.3%
23andMe, Inc. (a)(b)(c)	22,532	391
Acceleron Pharma, Inc. (a)	135,100	5,884
Agios Pharmaceuticals, Inc. (a)	750,762	34,618
Alexion Pharmaceuticals, Inc. (a)	120,400	11,722
Allogene Therapeutics, Inc.	202,400	5,451
Alnylam Pharmaceuticals, Inc. (a)	30,500	2,224
Amgen, Inc.	1,011,499	196,909
Arena Pharmaceuticals, Inc. (a)	76,839	2,993
bluebird bio, Inc. (a)	60,700	6,021
Celgene Corp. (a)	709,100	45,446
CSL Ltd.	12,228	1,597
Exact Sciences Corp. (a)	104,700	6,607
FibroGen, Inc. (a)	321,431	14,876
Genmab A/S (a)	11,400	1,867
Heron Therapeutics, Inc. (a)	77,800	2,018
Neurocrine Biosciences, Inc. (a)	283,460	20,242
Olivo Labs (b)(c)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	90,200	33,690
Sage Therapeutics, Inc. (a)	61,700	5,910
Vertex Pharmaceuticals, Inc. (a)	872,069	144,511
		542,977
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	965,600	69,842
Baxter International, Inc.	2,034,400	133,904
Becton, Dickinson & Co.	423,404	95,401
Boston Scientific Corp. (a)	2,407,224	85,071
Danaher Corp.	1,161,900	119,815
DexCom, Inc. (a)	225,800	27,051
Edwards Lifesciences Corp. (a)	555,800	85,132
I-Pulse, Inc. (a)(b)(c)	58,562	632
Integra LifeSciences Holdings Corp. (a)	185,418	8,362
Intuitive Surgical, Inc. (a)	111,400	53,352
Penumbra, Inc. (a)	25,649	3,134
ResMed, Inc.	161,243	18,361
Sonova Holding AG Class B	53,900	8,807
		708,864
Health Care Providers & Services - 4.1%
Anthem, Inc.	223,000	58,566
Elanco Animal Health, Inc.	302,200	9,528
HealthEquity, Inc. (a)	160,500	9,574
Henry Schein, Inc. (a)	857,162	67,304
Humana, Inc.	241,133	69,080
Molina Healthcare, Inc. (a)	57,000	6,625
National Vision Holdings, Inc. (a)	1,825,127	51,414
UnitedHealth Group, Inc.	2,578,200	642,281
Universal Health Services, Inc. Class B	500,200	58,303
		972,675
Health Care Technology - 0.4%
Castlight Health, Inc. (a)	1,325,100	2,875
Cerner Corp. (a)	768,530	40,302
Veeva Systems, Inc. Class A (a)	642,470	57,385
		100,562
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	1,339,700	90,376
Bruker Corp.	1,083,000	32,241
IQVIA Holdings, Inc. (a)	224,907	26,127
Mettler-Toledo International, Inc. (a)	205,130	116,017
Morphosys AG (a)	16,100	1,641
PRA Health Sciences, Inc. (a)	193,300	17,776
Thermo Fisher Scientific, Inc.	675,269	151,118
		435,296
Pharmaceuticals - 1.6%
AstraZeneca PLC sponsored ADR	1,563,500	59,382
Catalent, Inc. (a)	791,400	24,676
Eli Lilly & Co.	582,200	67,372
GlaxoSmithKline PLC	601	11
Idorsia Ltd. (a)	334,200	5,515
Ipsen SA	23,200	3,000
Johnson & Johnson	77,400	9,988
Merck & Co., Inc.	164,300	12,554
Nektar Therapeutics (a)	170,300	5,598
Novartis AG sponsored ADR	329,700	28,292
Perrigo Co. PLC	936,100	36,274
Roche Holding AG (participation certificate)	197,542	49,042
Supernus Pharmaceuticals, Inc. (a)	105,566	3,507
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,928,200	29,733
Zoetis, Inc. Class A	373,500	31,949
		366,893

TOTAL HEALTH CARE		3,127,267

INDUSTRIALS - 7.0%
Aerospace & Defense - 2.1%
General Dynamics Corp.	810,700	127,450
Huntington Ingalls Industries, Inc.	245,700	46,759
Kratos Defense & Security Solutions, Inc. (a)	2,363,800	33,306
Northrop Grumman Corp.	483,600	118,434
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	247,745	46,081
Class C (a)(b)(c)	4,546	846
Teledyne Technologies, Inc. (a)	163,700	33,897
The Boeing Co.	232,000	74,820
TransDigm Group, Inc. (a)	22,700	7,719
		489,312
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	774,000	65,086
Expeditors International of Washington, Inc.	85,700	5,835
XPO Logistics, Inc. (a)	120,500	6,873
		77,794
Airlines - 0.2%
Delta Air Lines, Inc.	134,400	6,707
Ryanair Holdings PLC sponsored ADR (a)	597,800	42,647
		49,354
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	506,389	19,238
Toto Ltd.	2,631,100	91,010
		110,248
Commercial Services & Supplies - 0.5%
Cintas Corp.	190,496	32,001
KAR Auction Services, Inc.	990,600	47,271
Stericycle, Inc. (a)	439,500	16,125
TulCo LLC (a)(b)(c)(d)	17,377	9,458
Waste Connection, Inc. (United States)	39,400	2,925
Waste Management, Inc.	35,900	3,195
		110,975
Electrical Equipment - 0.6%
AMETEK, Inc.	140,600	9,519
Fortive Corp.	1,355,804	91,734
Melrose Industries PLC	19,674,625	41,089
		142,342
Industrial Conglomerates - 1.1%
General Electric Co.	34,675,000	262,490
Machinery - 0.6%
Deere & Co.	274,100	40,887
Donaldson Co., Inc.	965,800	41,906
Ingersoll-Rand PLC	17,300	1,578
Pentair PLC	535,700	20,239
Rational AG	55,300	31,427
Rexnord Corp. (a)	544,136	12,488
		148,525
Professional Services - 0.1%
FTI Consulting, Inc. (a)	214,300	14,281
TransUnion Holding Co., Inc.	327,962	18,628
		32,909
Road & Rail - 0.6%
CSX Corp.	1,049,100	65,181
Genesee & Wyoming, Inc. Class A (a)	556,500	41,192
Union Pacific Corp.	207,200	28,641
		135,014
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	341,300	10,311
Bunzl PLC	1,862,607	56,242
W.W. Grainger, Inc.	112,305	31,710
		98,263

TOTAL INDUSTRIALS		1,657,226

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	116,404	24,526
Cisco Systems, Inc.	4,850,000	210,151
Motorola Solutions, Inc.	78,200	8,996
Telefonaktiebolaget LM Ericsson (B Shares)	364,200	3,224
		246,897
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	4,443,269	359,994
CDW Corp.	43,600	3,534
Dolby Laboratories, Inc. Class A	230,242	14,238
Zebra Technologies Corp. Class A (a)	150,900	24,028
		401,794
Internet Software & Services - 0.1%
CarGurus, Inc. Class A (a)	422,150	14,239
IT Services - 5.7%
Accenture PLC Class A	154,140	21,735
Adyen BV (f)	28,971	15,769
Akamai Technologies, Inc. (a)	834,500	50,971
ASAC II LP (a)(b)(c)	9,408,021	1,581
EPAM Systems, Inc. (a)	87,600	10,162
Fidelity National Information Services, Inc.	416,230	42,684
First Data Corp. Class A (a)	3,281,303	55,487
Fiserv, Inc. (a)	690,787	50,766
Global Payments, Inc.	311,092	32,083
Leidos Holdings, Inc.	1,141,100	60,159
MasterCard, Inc. Class A	696,348	131,366
MongoDB, Inc. Class A (a)	268,700	22,501
Netcompany Group A/S (f)	1,000	34
Okta, Inc. (a)	799,200	50,989
PayPal Holdings, Inc. (a)	3,819,693	321,198
Shopify, Inc. Class A (a)	178,100	24,629
Square, Inc. (a)	227,500	12,760
Visa, Inc. Class A	3,436,171	453,368
		1,358,242
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)	1,140,000	21,044
Marvell Technology Group Ltd.	292,100	4,729
NVIDIA Corp.	717,871	95,836
Qualcomm, Inc.	1,554,400	88,461
Texas Instruments, Inc.	56,839	5,371
Xilinx, Inc.	244,100	20,790
		236,231
Software - 11.1%
Adobe, Inc. (a)	2,440,586	552,158
Alteryx, Inc. Class A (a)(e)	32,700	1,945
Atlassian Corp. PLC (a)	618,650	55,047
Black Knight, Inc. (a)	2,187,650	98,576
Coupa Software, Inc. (a)	148,664	9,345
DocuSign, Inc.	70,100	2,810
Dropbox, Inc. Class A (a)(e)	1,402,514	28,653
Intuit, Inc.	416,217	81,932
Microsoft Corp.	7,773,131	789,517
New Relic, Inc. (a)	181,400	14,688
Nutanix, Inc.:
Class A (a)	39,000	1,622
Class B (a)(f)	333,938	13,888
Paycom Software, Inc. (a)	272,781	33,402
RingCentral, Inc. (a)	408,027	33,638
Salesforce.com, Inc. (a)	4,241,111	580,905
SurveyMonkey	2,069,881	24,128
Tableau Software, Inc. (a)	371,100	44,532
Tanium, Inc. Class B (a)(b)(c)	692,100	6,017
Ultimate Software Group, Inc. (a)	387,199	94,813
Workday, Inc. Class A (a)	935,225	149,337
		2,616,953

TOTAL INFORMATION TECHNOLOGY		4,874,356

MATERIALS - 2.2%
Chemicals - 0.9%
DowDuPont, Inc.	773,300	41,356
International Flavors & Fragrances, Inc.	467,800	62,812
LG Chemical Ltd.	66,080	20,586
Nutrien Ltd.	723,720	33,991
Sherwin-Williams Co.	99,500	39,149
Westlake Chemical Corp.	338,600	22,405
		220,299
Metals & Mining - 1.3%
B2Gold Corp. (a)	33,009,932	96,476
Barrick Gold Corp.	463,700	6,260
Franco-Nevada Corp.	1,348,461	94,556
Ivanhoe Mines Ltd. (a)	7,931,000	13,768
Kirkland Lake Gold Ltd.	961,352	25,069
Newcrest Mining Ltd.	1,903,565	29,229
Novagold Resources, Inc. (a)	3,369,572	13,378
Randgold Resources Ltd. sponsored ADR	200,400	17,118
		295,854

TOTAL MATERIALS		516,153

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	903,575	142,937
AvalonBay Communities, Inc.	33,900	5,900
Crown Castle International Corp.	253,400	27,527
Equity Residential (SBI)	91,300	6,027
Spirit MTA REIT	383,690	2,736
Spirit Realty Capital, Inc.	767,380	27,050
		212,177
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (e)	1,812,200	26,603

TOTAL REAL ESTATE		238,780

UTILITIES - 2.5%
Electric Utilities - 2.4%
Alliant Energy Corp.	1,739,000	73,473
Duke Energy Corp.	2,010,400	173,498
Exelon Corp.	2,076,800	93,664
IDACORP, Inc.	400,000	37,224
NextEra Energy, Inc.	150,000	26,073
Southern Co.	1,709,900	75,099
Xcel Energy, Inc.	1,942,200	95,692
		574,723
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	229,300	9,080
The AES Corp.	218,212	3,155
		12,235

TOTAL UTILITIES		586,958

TOTAL COMMON STOCKS
(Cost $15,935,017)		23,016,844

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.4%
Interactive Media & Services - 0.4%
Pinterest, Inc.:
Series E, 8.00% (a)(b)(c)	13,203,155	56,245
Series F, 8.00% (a)(b)(c)	8,808,645	37,525
Series G, 8.00% (a)(b)(c)	1,676,465	7,142
		100,912
CONSUMER DISCRETIONARY - 0.3%
Leisure Products - 0.2%
Peloton Interactive, Inc.:
Series E (a)(b)(c)	2,769,852	39,997
Series F (b)(c)	990,692	14,306
		54,303
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (b)(c)	14,952	820
Series B (b)(c)	2,627	144
Series C (b)(c)	25,104	1,377
Bolt Threads, Inc. Series D (b)(c)	1,324,673	16,188
		18,529
TOTAL CONSUMER DISCRETIONARY		72,832
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(b)(c)	21,314	5,067
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(b)(c)	10,791,166	21,043
HEALTH CARE - 0.3%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(b)(c)	166,247	2,884
Series F (a)(b)(c)	462,756	8,029
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	16,095
		27,008
Health Care Equipment & Supplies - 0.1%
Butterfly Network, Inc. Series D (b)(c)	2,225,827	22,859
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(b)(c)	1,159,721	8,287
TOTAL HEALTH CARE		58,154
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	145,254	27,017
Series H (a)(b)(c)	42,094	7,829
		34,846
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Lyft, Inc.:
Series H (a)(b)(c)	697,377	33,024
Series I (b)(c)	692,277	32,782
Magic Leap, Inc. Series D (a)(b)(c)	555,556	10,994
		76,800
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(b)(c)	35,018	2,637

TOTAL CONVERTIBLE PREFERRED STOCKS		372,291

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	8,033	440
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	173,100	1,582
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	13,179,000	17

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,039

TOTAL PREFERRED STOCKS
(Cost $313,704)		374,330
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (b)(c)(g)(h)	313	0
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (f)(h)	596	587
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (f)	3,825	3,337
9% 12/15/25 (f)	6,403	6,371
		9,708

TOTAL NONCONVERTIBLE BONDS		10,295

TOTAL CORPORATE BONDS
(Cost $10,713)		10,295
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $50,430)	50,430,153	24,257

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (i)	264,058,841	264,112
Fidelity Securities Lending Cash Central Fund 2.41% (i)(j)	48,076,472	48,081
TOTAL MONEY MARKET FUNDS
(Cost $312,140)		312,193
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $16,622,004)		23,737,919
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(97,835)
NET ASSETS - 100%		$23,640,084

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $499,659,000 or 2.1% of net assets.

 (c) Level 3 security

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,277,000 or 0.2% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc.	10/9/18	$440
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
ASAC II LP	10/10/13	$725
Blu Homes, Inc.	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D	12/13/17	$21,247
Butterfly Network, Inc. Series D	5/4/18	$22,859
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Lyft, Inc. Series H	11/22/17	$27,718
Lyft, Inc. Series I	6/27/18	$32,782
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Peloton Interactive, Inc. Series F	8/30/18	$14,306
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$313
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299
WeWork Companies, Inc. Series F	12/1/16	$1,758
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14,275
Fidelity Securities Lending Cash Central Fund	937
Total	$15,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$3,047,281	$2,910,951	$--	$136,330
Consumer Discretionary	3,070,012	2,983,476	10,767	75,769
Consumer Staples	1,248,918	1,113,162	130,689	5,067
Energy	1,399,644	1,399,644	--	--
Financials	3,452,125	3,431,082	--	21,043
Health Care	3,185,421	3,075,594	50,650	59,177
Industrials	1,692,089	1,509,848	91,010	91,231
Information Technology	4,951,156	4,839,406	27,352	84,398
Materials	516,153	516,153	--	--
Real Estate	241,417	238,780	--	2,637
Utilities	586,958	586,958	--	--
Corporate Bonds	10,295	--	10,295	--
Other	24,257	--	--	24,257
Money Market Funds	312,193	312,193	--	--
Total Investments in Securities:	$23,737,919	$22,917,247	$320,763	$499,909

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Information Technology
Beginning Balance	$241,084
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(137,946)
Cost of Purchases	32,782
Proceeds of Sales	(51,522)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$84,398
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$(137,889)
Other Investments in Securities
Beginning Balance	$263,064
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	110,012
Cost of Purchases	75,198
Proceeds of Sales	(32,763)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$415,511
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$77,391

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $46,227) — See accompanying schedule: Unaffiliated issuers (cost $16,309,864)	$23,425,726
Fidelity Central Funds (cost $312,140)	312,193
Total Investment in Securities (cost $16,622,004)		$23,737,919
Restricted cash		2,082
Foreign currency held at value (cost $4)		4
Receivable for investments sold
Regular delivery		2,268
Delayed delivery		1,331
Receivable for fund shares sold		50,086
Dividends receivable		16,404
Interest receivable		121
Distributions receivable from Fidelity Central Funds		1,056
Prepaid expenses		41
Other receivables		1,112
Total assets		23,812,424
Liabilities
Payable for investments purchased	$7,451
Payable for fund shares redeemed	96,553
Accrued management fee	11,168
Distribution and service plan fees payable	4,243
Other affiliated payables	3,746
Other payables and accrued expenses	1,160
Collateral on securities loaned	48,019
Total liabilities		172,340
Net Assets		$23,640,084
Net Assets consist of:
Paid in capital		$16,440,703
Total distributable earnings (loss)		7,199,381
Net Assets		$23,640,084
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,747,494 ÷ 179,129 shares)		$26.50
Maximum offering price per share (100/94.25 of $26.50)		$28.12
Class M:
Net Asset Value and redemption price per share ($1,638,308 ÷ 64,279 shares)		$25.49
Maximum offering price per share (100/96.50 of $25.49)		$26.41
Class C:
Net Asset Value and offering price per share ($2,931,803 ÷ 128,979 shares)(a)		$22.73
Class I:
Net Asset Value, offering price and redemption price per share ($12,581,465 ÷ 463,647 shares)		$27.14
Class Z:
Net Asset Value, offering price and redemption price per share ($1,741,014 ÷ 64,111 shares)		$27.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended December 31, 2018
Investment Income
Dividends		$297,186
Interest		1,555
Income from Fidelity Central Funds		15,212
Total income		313,953
Expenses
Management fee
Basic fee	$151,535
Performance adjustment	18,701
Transfer agent fees	45,989
Distribution and service plan fees	59,908
Accounting and security lending fees	1,975
Custodian fees and expenses	532
Independent trustees' fees and expenses	153
Registration fees	321
Audit	176
Legal	54
Miscellaneous	193
Total expenses before reductions	279,537
Expense reductions	(1,386)
Total expenses after reductions		278,151
Net investment income (loss)		35,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,912,731
Fidelity Central Funds	(27)
Foreign currency transactions	(71)
Total net realized gain (loss)		2,912,633
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $546)	(3,878,742)
Fidelity Central Funds	13
Assets and liabilities in foreign currencies	(79)
Total change in net unrealized appreciation (depreciation)		(3,878,808)
Net gain (loss)		(966,175)
Net increase (decrease) in net assets resulting from operations		$(930,373)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,802	$40,194
Net realized gain (loss)	2,912,633	2,650,791
Change in net unrealized appreciation (depreciation)	(3,878,808)	3,783,147
Net increase (decrease) in net assets resulting from operations	(930,373)	6,474,132
Distributions to shareholders	(3,115,953)	–
Distributions to shareholders from net investment income	–	(45,645)
Distributions to shareholders from net realized gain	–	(2,034,583)
Total distributions	(3,115,953)	(2,080,228)
Share transactions - net increase (decrease)	(88,504)	(1,016,987)
Total increase (decrease) in net assets	(4,134,830)	3,376,917
Net Assets
Beginning of period	27,774,914	24,397,997
End of period	$23,640,084	$27,774,914
Other Information
Distributions in excess of net investment income end of period		$(20,743)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor New Insights Fund Class A

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.38	$26.44	$26.14	$26.67	$26.32
Income from Investment Operations
Net investment income (loss)A	.03	.04	.06	.05	.04
Net realized and unrealized gain (loss)	(1.26)	7.29	1.56	.57	2.34
Total from investment operations	(1.23)	7.33	1.62	.62	2.38
Distributions from net investment income	–	–B	(.04)	(.02)	–
Distributions from net realized gain	(3.65)	(2.39)	(1.28)	(1.13)	(2.03)
Total distributions	(3.65)	(2.39)	(1.32)	(1.15)	(2.03)
Net asset value, end of period	$26.50	$31.38	$26.44	$26.14	$26.67
Total ReturnC,D	(4.42)%	27.98%	6.31%	2.39%	9.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	.94%	.89%	.92%	.92%
Expenses net of fee waivers, if any	1.04%	.94%	.89%	.91%	.92%
Expenses net of all reductions	1.04%	.93%	.88%	.91%	.92%
Net investment income (loss)	.08%	.12%	.24%	.20%	.13%
Supplemental Data
Net assets, end of period (in millions)	$4,747	$5,612	$6,873	$7,920	$8,475
Portfolio turnover rateG	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class M

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$30.39	$25.73	$25.51	$26.10	$25.84
Income from Investment Operations
Net investment income (loss)A	(.05)	(.04)	–B	(.01)	(.03)
Net realized and unrealized gain (loss)	(1.20)	7.09	1.50	.55	2.31
Total from investment operations	(1.25)	7.05	1.50	.54	2.28
Distributions from net investment income	–	–B	–B	–	–
Distributions from net realized gain	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Total distributions	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Net asset value, end of period	$25.49	$30.39	$25.73	$25.51	$26.10
Total ReturnC,D	(4.64)%	27.66%	6.01%	2.14%	8.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%	1.18%	1.14%	1.17%	1.17%
Expenses net of fee waivers, if any	1.29%	1.18%	1.14%	1.16%	1.17%
Expenses net of all reductions	1.29%	1.18%	1.13%	1.16%	1.17%
Net investment income (loss)	(.17)%	(.13)%	(.01)%	(.05)%	(.11)%
Supplemental Data
Net assets, end of period (in millions)	$1,638	$1,926	$1,849	$2,071	$2,219
Portfolio turnover rateG	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class C

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.63	$23.69	$23.70	$24.45	$24.45
Income from Investment Operations
Net investment income (loss)A	(.19)	(.17)	(.12)	(.14)	(.16)
Net realized and unrealized gain (loss)	(1.06)	6.50	1.39	.52	2.18
Total from investment operations	(1.25)	6.33	1.27	.38	2.02
Distributions from net investment income	–	–B	–B	–	–
Distributions from net realized gain	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Total distributions	(3.65)	(2.39)	(1.28)	(1.13)	(2.02)
Net asset value, end of period	$22.73	$27.63	$23.69	$23.70	$24.45
Total ReturnC,D	(5.11)%	26.99%	5.49%	1.63%	8.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.79%	1.68%	1.64%	1.67%	1.67%
Expenses net of fee waivers, if any	1.79%	1.68%	1.64%	1.66%	1.67%
Expenses net of all reductions	1.79%	1.68%	1.63%	1.66%	1.67%
Net investment income (loss)	(.67)%	(.63)%	(.51)%	(.55)%	(.62)%
Supplemental Data
Net assets, end of period (in millions)	$2,932	$3,718	$3,521	$3,841	$3,889
Portfolio turnover rateG	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class I

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.03	$26.95	$26.63	$27.15	$26.76
Income from Investment Operations
Net investment income (loss)A	.11	.12	.13	.13	.11
Net realized and unrealized gain (loss)	(1.27)	7.44	1.59	.57	2.39
Total from investment operations	(1.16)	7.56	1.72	.70	2.50
Distributions from net investment income	(.07)	(.09)	(.11)	(.09)	(.07)
Distributions from net realized gain	(3.65)	(2.39)	(1.28)	(1.13)	(2.04)
Total distributions	(3.73)B	(2.48)	(1.40)C	(1.22)	(2.11)
Net asset value, end of period	$27.14	$32.03	$26.95	$26.63	$27.15
Total ReturnD	(4.14)%	28.30%	6.55%	2.64%	9.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%	.68%	.63%	.66%	.67%
Expenses net of fee waivers, if any	.79%	.68%	.63%	.66%	.67%
Expenses net of all reductions	.78%	.67%	.63%	.66%	.67%
Net investment income (loss)	.33%	.38%	.50%	.45%	.39%
Supplemental Data
Net assets, end of period (in millions)	$12,581	$14,894	$11,662	$12,310	$13,449
Portfolio turnover rateG	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.73 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $3.653 per share.

 C Total distributions of $1.40 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $1.281 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class Z

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.06	$26.97	$26.65	$27.17	$26.78
Income from Investment Operations
Net investment income (loss)A	.15	.16	.17	.16	.15
Net realized and unrealized gain (loss)	(1.28)	7.45	1.58	.58	2.39
Total from investment operations	(1.13)	7.61	1.75	.74	2.54
Distributions from net investment income	(.12)	(.13)	(.15)	(.12)	(.10)
Distributions from net realized gain	(3.65)	(2.39)	(1.28)	(1.13)	(2.04)
Total distributions	(3.77)	(2.52)	(1.43)	(1.26)B	(2.15)C
Net asset value, end of period	$27.16	$32.06	$26.97	$26.65	$27.17
Total ReturnD	(4.03)%	28.49%	6.68%	2.78%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%	.55%	.50%	.53%	.54%
Expenses net of fee waivers, if any	.66%	.55%	.50%	.53%	.54%
Expenses net of all reductions	.66%	.55%	.50%	.53%	.53%
Net investment income (loss)	.46%	.50%	.63%	.58%	.52%
Supplemental Data
Net assets, end of period (in millions)	$1,741	$1,626	$492	$436	$294
Portfolio turnover rateG	36%	30%	42%	47%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.26 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.134 per share.

 C Total distributions of $2.15 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.041 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Equities	$475,652	Market comparable	Enterprise value/Sales multiple (EV/S)	1.0 - 8.4 / 4.9	Increase
			Discount rate	9.0% - 78.0% / 23.1%	Decrease
			Price/Earnings multiple (P/E)	9.6	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.0%	Decrease
			Premium rate	24.0% - 94.0% / 37.9%	Increase
		Market approach	Transaction price	$0.00 - $544.29 / $94.45	Increase
			Discount for lack of marketability	50.0%	Decrease
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
Other	$24,257	Discount cash flow	Discount rate	13.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $916 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,496,012
Gross unrealized depreciation	(1,442,555)
Net unrealized appreciation (depreciation)	$7,053,457
Tax Cost	$16,684,462

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$146,318
Net unrealized appreciation (depreciation) on securities and other investments	$7,053,419

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$ 38,429	$ 45,645
Long-term Capital Gains	3,077,524	2,034,583
Total	$3,115,953	$ 2,080,228

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $71,215 in these Subsidiaries, representing .30% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,731,698 and $12,224,917, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14,205	$170
Class M	.25%	.25%	9,626	74
Class C	.75%	.25%	36,077	2,318
			$59,908	$2,562

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,157
Class M	143
Class C(a)	125
$1,425

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$9,964.18
Class M	3,348.17
Class C	6,369.18
Class I	25,435.17
Class Z	873.05
	$45,989

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $281 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $57.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $937, including $73 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,105 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $277.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Class A	$611,052	$–
Class M	216,798	–
Class C	442,026	–
Class I	1,628,031	–
Class Z	218,046	–
Total	$3,115,953	$–
From net investment income
Class A	$–	$26
Class M	–	10
Class C	–	28
Class I	–	39,275
Class Z	–	6,306
Total	$–	$45,645
From net realized gain
Class A	$–	$427,236
Class M	–	145,488
Class C	–	306,428
Class I	–	1,050,323
Class Z	–	105,108
Total	$–	$2,034,583

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Class A
Shares sold	22,403	21,157	$724,484	$628,417
Reinvestment of distributions	20,596	13,511	582,228	413,099
Shares redeemed	(42,725)	(115,780)	(1,379,977)	(3,360,118)
Net increase (decrease)	274	(81,112)	$(73,265)	$(2,318,602)
Class M
Shares sold	6,067	5,607	$188,128	$162,678
Reinvestment of distributions	7,637	4,649	207,755	138,255
Shares redeemed	(12,796)	(18,763)	(397,279)	(539,042)
Net increase (decrease)	908	(8,507)	$(1,396)	$(238,109)
Class C
Shares sold	11,635	11,284	$325,409	$299,290
Reinvestment of distributions	16,981	10,179	413,509	275,929
Shares redeemed	(34,187)	(35,552)	(956,302)	(942,119)
Net increase (decrease)	(5,571)	(14,089)	$(217,384)	$(366,900)
Class I
Shares sold	78,360	138,420	$2,567,783	$4,117,210
Reinvestment of distributions	50,902	31,259	1,471,479	981,809
Shares redeemed	(130,620)	(137,376)	(4,257,116)	(4,201,843)
Net increase (decrease)	(1,358)	32,303	$(217,854)	$897,176
Class Z
Shares sold	25,301	35,679	$843,488	$1,107,419
Reinvestment of distributions	6,579	3,070	189,757	97,071
Shares redeemed	(18,489)	(6,280)	(611,850)	(195,042)
Net increase (decrease)	13,391	32,469	$421,395	$1,009,448

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Advisor New Insights Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor New Insights Fund (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E.Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Class A	1.00%
Actual		$1,000.00	$886.50	$4.76
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class M	1.25%
Actual		$1,000.00	$885.70	$5.94
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class C	1.75%
Actual		$1,000.00	$883.30	$8.31
Hypothetical-C		$1,000.00	$1,016.38	$8.89
Class I	.75%
Actual		$1,000.00	$888.10	$3.57
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class Z	.63%
Actual		$1,000.00	$888.60	$3.00
Hypothetical-C		$1,000.00	$1,022.03	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor New Insights Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Insert Fund Name
Class A	02/11/2019	02/08/2019	$0.166
Class T	02/11/2019	02/08/2019	$0.166
Class C	02/11/2019	02/08/2019	$0.166
Class I	02/11/2019	02/08/2019	$0.166
Class Z	02/11/2019	02/08/2019	$0.166

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018 $2,905,306,416, or, if subsequently determined to be different, the net capital gain of such year.

Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Advisor New Insights Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

ANIF-ANN-0219
1.796407.115

Fidelity® Series Opportunistic Insights Fund Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Opportunistic Insights Fund	(1.87)%	9.36%	13.99%

 A From December 6, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Opportunistic Insights Fund on December 6, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Index performed over the same period.

Period Ending Values
$22,139	Fidelity® Series Opportunistic Insights Fund
$19,799	Russell 3000® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Portfolio Manager William Danoff:  For the year, the fund returned -1.87%, topping the -5.24% result of the benchmark Russell 3000® Index. Versus the benchmark, security selection was the primary contributor, with my picks and an overweighting in the software & services industry within the information technology sector helping most by far. Here, relative performance benefited from my emphasis on what I consider franchise companies, led by cloud-computing enterprise software provider Salesforce.com (+34%), publishing software developer Adobe (+29%) and cloud-based human resources software provider Workday (+57%). Another notable individual contributor was e-commerce firm Amazon.com (+29%), our largest year-end holding and a company I consider a technology leader even though it is classified in the consumer discretionary sector, another area of strength for the fund. Conversely, my picks in the media & entertainment segment of the recently reconstituted communication services sector hurt our relative result. The biggest individual detractor by a wide margin was a sizable stake in Facebook (-26%), which confronted some stiff headwinds this year as regulators and legislators investigated the use of false Facebook accounts by Russians in 2016, and the sharing of user data by a third-party application without the permission of the users in 2015. It also hurt to own larger-than-benchmark stakes in two banks, Citigroup and Bank of America, which returned roughly -28% and -15%, respectively, in 2018.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Amazon.com, Inc.	6.9
Facebook, Inc. Class A	6.2
Salesforce.com, Inc.	4.9
Berkshire Hathaway, Inc. Class A	4.6
Microsoft Corp.	3.3
Bank of America Corp.	3.2
UnitedHealth Group, Inc.	3.1
Adobe, Inc.	3.0
JPMorgan Chase & Co.	2.9
PayPal Holdings, Inc.	2.3
40.4

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	27.3
Financials	16.4
Communication Services	14.7
Health Care	13.2
Consumer Discretionary	11.7

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks	93.1%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 5.3%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
COMMUNICATION SERVICES - 14.3%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	117,100	$6,583,362
Entertainment - 3.1%
Activision Blizzard, Inc.	786,940	36,647,796
Live Nation Entertainment, Inc. (a)	25,300	1,246,025
Netflix, Inc. (a)	531,726	142,321,781
Spotify Technology SA (a)	17,700	2,008,950
The Walt Disney Co.	151,200	16,579,080
		198,803,632
Interactive Media & Services - 10.5%
Alphabet, Inc.:
Class A (a)	131,400	137,307,744
Class C (a)	134,743	139,541,198
Facebook, Inc. Class A (a)	3,009,800	394,554,682
TripAdvisor, Inc. (a)	41,394	2,232,792
Twitter, Inc. (a)	41,100	1,181,214
		674,817,630
Media - 0.4%
Discovery Communications, Inc. Class A (a)(b)	182,600	4,517,524
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	587,999	18,051,569
Liberty SiriusXM Series C (a)	45,400	1,678,892
		24,247,985
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	220,381	14,018,435

TOTAL COMMUNICATION SERVICES		918,471,044

CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.4%
Mahindra & Mahindra Ltd.	516,850	5,971,969
Maruti Suzuki India Ltd.	65,905	7,072,212
Tesla, Inc. (a)	14,400	4,792,320
Toyota Motor Corp.	81,700	4,729,335
		22,565,836
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	1,300	144,885
Weight Watchers International, Inc. (a)	330,142	12,726,974
		12,871,859
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	19,200	8,290,368
Darden Restaurants, Inc.	40,500	4,044,330
Domino's Pizza, Inc.	21,228	5,264,332
Marriott International, Inc. Class A	228,166	24,769,701
McDonald's Corp.	324,000	57,532,680
Planet Fitness, Inc. (a)	8,538	457,808
		100,359,219
Household Durables - 0.0%
Blu Homes, Inc. (a)(c)(d)	21,093,998	36,484
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (a)	296,110	444,748,331
Multiline Retail - 0.4%
Dollar General Corp.	36,600	3,955,728
Dollar Tree, Inc. (a)	14,300	1,291,576
Ollie's Bargain Outlet Holdings, Inc. (a)	319,819	21,271,162
		26,518,466
Specialty Retail - 1.3%
AutoZone, Inc. (a)	800	670,672
Burlington Stores, Inc. (a)	52,300	8,507,641
Home Depot, Inc.	232,900	40,016,878
John David Group PLC	130,800	581,511
O'Reilly Automotive, Inc. (a)	19,000	6,542,270
Ross Stores, Inc.	81,100	6,747,520
TJX Companies, Inc.	425,880	19,053,871
Urban Outfitters, Inc. (a)	93,100	3,090,920
		85,211,283
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	144,126	30,120,143
Deckers Outdoor Corp. (a)	5,300	678,135
lululemon athletica, Inc. (a)	24,100	2,930,801
NIKE, Inc. Class B	117,000	8,674,380
VF Corp.	158,600	11,314,524
		53,717,983

TOTAL CONSUMER DISCRETIONARY		746,029,461

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	2,300	553,932
Diageo PLC	18,600	664,660
Keurig Dr. Pepper, Inc.	318,700	8,171,468
Monster Beverage Corp. (a)	40,600	1,998,332
The Coca-Cola Co.	367,066	17,380,575
		28,768,967
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	13,100	651,642
Costco Wholesale Corp.	221,958	45,215,064
Walmart, Inc.	34,200	3,185,730
		49,052,436
Food Products - 0.1%
The Simply Good Foods Co. (a)	171,400	3,239,460
Household Products - 0.2%
Procter & Gamble Co.	158,500	14,569,320
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	590,352	76,804,795
Kao Corp.	60,900	4,507,674
L'Oreal SA	12,800	2,928,952
L'Oreal SA	3,000	686,473
Shiseido Co. Ltd.	80,200	5,022,762
		89,950,656

TOTAL CONSUMER STAPLES		185,580,839

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Birchcliff Energy Ltd.	1,263,000	2,812,423
BP PLC	886,951	5,607,028
Canadian Natural Resources Ltd.	347,500	8,384,596
Centennial Resource Development, Inc. Class A (a)(b)	1,393,450	15,355,819
Cheniere Energy, Inc. (a)	35,500	2,101,245
Concho Resources, Inc. (a)	57,963	5,958,017
ConocoPhillips Co.	296,600	18,493,010
Continental Resources, Inc. (a)	171,349	6,886,516
Diamondback Energy, Inc.	61,218	5,674,909
EOG Resources, Inc.	312,339	27,239,084
Hess Corp.	423,200	17,139,600
Magnolia Oil & Gas Corp.	407,000	4,562,470
Phillips 66 Co.	106,200	9,149,130
PrairieSky Royalty Ltd. (b)	69,000	893,078
Reliance Industries Ltd.	1,850,525	29,824,654
Tamarack Valley Energy Ltd. (a)	1,263,300	2,183,847
		162,265,426
FINANCIALS - 16.3%
Banks - 8.5%
Banco do Brasil SA	62,300	747,295
Bank of America Corp.	8,451,046	208,233,773
Citigroup, Inc.	1,791,603	93,270,852
HDFC Bank Ltd. sponsored ADR	340,629	35,285,758
JPMorgan Chase & Co.	1,910,610	186,513,748
Kotak Mahindra Bank Ltd.	711,447	12,849,406
Metro Bank PLC (a)	9,979	215,337
The Toronto-Dominion Bank	89,800	4,463,689
U.S. Bancorp	80,600	3,683,420
		545,263,278
Capital Markets - 2.0%
Bank of New York Mellon Corp.	689,521	32,455,753
Charles Schwab Corp.	652,619	27,103,267
CME Group, Inc.	73,900	13,902,068
IntercontinentalExchange, Inc.	21,300	1,604,529
Morgan Stanley	929,410	36,851,107
MSCI, Inc.	34,507	5,087,367
Oaktree Capital Group LLC Class A	202,198	8,037,371
S&P Global, Inc.	3,269	555,534
		125,596,996
Consumer Finance - 0.9%
American Express Co.	557,102	53,102,963
Synchrony Financial	269,700	6,327,162
		59,430,125
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class A (a)	972	297,432,000
Insurance - 0.3%
Admiral Group PLC	341,894	8,920,378
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,500	4,622,246
Hiscox Ltd.	104,400	2,157,036
Progressive Corp.	84,000	5,067,720
		20,767,380

TOTAL FINANCIALS		1,048,489,779

HEALTH CARE - 13.1%
Biotechnology - 2.3%
23andMe, Inc. (a)(c)(d)	9,536	165,450
Acceleron Pharma, Inc. (a)	55,400	2,412,670
Agios Pharmaceuticals, Inc. (a)	44,397	2,047,146
Alexion Pharmaceuticals, Inc. (a)	44,996	4,380,811
Allogene Therapeutics, Inc. (b)	73,712	1,985,064
Alnylam Pharmaceuticals, Inc. (a)	13,400	976,994
Amgen, Inc.	114,800	22,348,116
Arena Pharmaceuticals, Inc. (a)	3,900	151,905
bluebird bio, Inc. (a)	19,500	1,934,400
Celgene Corp. (a)	46,800	2,999,412
CSL Ltd.	5,281	689,793
Exact Sciences Corp. (a)	39,800	2,511,380
FibroGen, Inc. (a)	137,939	6,383,817
Genmab A/S (a)	11,829	1,937,767
Gilead Sciences, Inc.	22,600	1,413,630
Heron Therapeutics, Inc. (a)	33,000	856,020
Neurocrine Biosciences, Inc. (a)	191,916	13,704,722
Regeneron Pharmaceuticals, Inc. (a)	46,500	17,367,750
Sage Therapeutics, Inc. (a)	18,200	1,743,378
Vertex Pharmaceuticals, Inc. (a)	378,731	62,759,514
		148,769,739
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	230,500	16,672,065
Baxter International, Inc.	656,000	43,177,920
Becton, Dickinson & Co.	22,712	5,117,468
Boston Scientific Corp. (a)	817,000	28,872,780
Danaher Corp.	330,834	34,115,602
DexCom, Inc. (a)	95,968	11,496,966
Edwards Lifesciences Corp. (a)	189,629	29,045,474
Intuitive Surgical, Inc. (a)	65,354	31,299,338
Penumbra, Inc. (a)	19,498	2,382,656
ResMed, Inc.	93,604	10,658,687
Sonova Holding AG Class B	15,100	2,467,250
		215,306,206
Health Care Providers & Services - 4.2%
Anthem, Inc.	94,800	24,897,324
Elanco Animal Health, Inc. (b)	94,300	2,973,279
HealthEquity, Inc. (a)	123,048	7,339,813
Humana, Inc.	102,600	29,392,848
Molina Healthcare, Inc. (a)	24,300	2,824,146
National Vision Holdings, Inc. (a)	201,600	5,679,072
UnitedHealth Group, Inc.	790,200	196,854,624
		269,961,106
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	193,910	17,320,041
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	24,200	1,632,532
IQVIA Holdings, Inc. (a)	91,790	10,663,244
Mettler-Toledo International, Inc. (a)	69,866	39,514,812
Morphosys AG (a)	6,900	703,210
PRA Health Sciences, Inc. (a)	69,052	6,350,022
Thermo Fisher Scientific, Inc.	60,400	13,516,916
		72,380,736
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	667,000	25,332,660
Eli Lilly & Co.	248,600	28,767,992
Idorsia Ltd. (a)	122,590	2,023,003
Ipsen SA	8,600	1,111,962
Johnson & Johnson	33,000	4,258,650
Merck & Co., Inc.	71,000	5,425,110
Nektar Therapeutics (a)	70,213	2,307,901
Novartis AG sponsored ADR	140,900	12,090,629
Roche Holding AG (participation certificate)	26,194	6,502,893
Supernus Pharmaceuticals, Inc. (a)	43,300	1,438,426
Teva Pharmaceutical Industries Ltd. sponsored ADR	806,900	12,442,398
Zoetis, Inc. Class A	154,315	13,200,105
		114,901,729

TOTAL HEALTH CARE		838,639,557

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	7,120	1,743,688
Raytheon Co.	2,900	444,715
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	18,191	3,383,526
Class C (a)(c)(d)	783	145,638
The Boeing Co.	128,700	41,505,750
TransDigm Group, Inc. (a)	11,700	3,978,702
		51,202,019
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	52,498	4,414,557
Expeditors International of Washington, Inc.	44,010	2,996,641
XPO Logistics, Inc. (a)	47,232	2,694,113
		10,105,311
Airlines - 0.1%
Delta Air Lines, Inc.	58,300	2,909,170
Ryanair Holdings PLC sponsored ADR (a)	50,412	3,596,392
		6,505,562
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	185,646	2,638,030
Toto Ltd.	208,400	7,208,595
		9,846,625
Commercial Services & Supplies - 0.3%
Cintas Corp.	75,493	12,682,069
TulCo LLC (a)(c)(d)(e)	7,549	4,108,832
Waste Connection, Inc. (United States)	17,300	1,284,525
Waste Management, Inc.	15,400	1,370,446
		19,445,872
Electrical Equipment - 0.7%
AMETEK, Inc.	63,200	4,278,640
Fortive Corp.	625,293	42,307,324
		46,585,964
Industrial Conglomerates - 0.2%
General Electric Co.	1,428,714	10,815,365
Machinery - 0.4%
Deere & Co.	136,141	20,308,153
Ingersoll-Rand PLC	12,500	1,140,375
Rexnord Corp. (a)	189,546	4,350,081
		25,798,609
Professional Services - 0.3%
FTI Consulting, Inc. (a)	89,327	5,952,751
IHS Markit Ltd. (a)	14,481	694,654
SR Teleperformance SA	5,200	831,723
TransUnion Holding Co., Inc.	177,785	10,098,188
		17,577,316
Road & Rail - 0.6%
CSX Corp.	432,900	26,896,077
Union Pacific Corp.	87,700	12,122,771
		39,018,848
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	2,100	63,441
W.W. Grainger, Inc.	47,600	13,440,336
		13,503,777

TOTAL INDUSTRIALS		250,405,268

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	61,798	13,020,839
Motorola Solutions, Inc.	31,800	3,658,272
Telefonaktiebolaget LM Ericsson (B Shares)	155,500	1,376,481
		18,055,592
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	1,471,616	119,230,328
CDW Corp.	17,300	1,402,165
Dolby Laboratories, Inc. Class A	86,814	5,368,578
Zebra Technologies Corp. Class A (a)	65,105	10,366,669
		136,367,740
Internet Software & Services - 0.1%
CarGurus, Inc. Class A (a)	149,671	5,048,403
IT Services - 7.7%
Accenture PLC Class A	63,257	8,919,870
Adyen BV (f)	9,140	4,974,797
ASAC II LP (a)(c)(d)	2,013,117	338,204
EPAM Systems, Inc. (a)	33,255	3,857,913
Global Payments, Inc.	145,546	15,010,159
MasterCard, Inc. Class A	761,020	143,566,423
MongoDB, Inc. Class A (a)(b)	109,100	9,136,034
Netcompany Group A/S (f)	29,200	985,805
Okta, Inc. (a)	166,928	10,650,006
PayPal Holdings, Inc. (a)	1,715,463	144,253,284
Shopify, Inc. Class A (a)	64,300	8,891,882
Square, Inc. (a)	97,300	5,457,557
Visa, Inc. Class A	1,040,100	137,230,794
Worldpay, Inc. (a)	67,100	5,128,453
		498,401,181
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)	488,900	9,025,094
Marvell Technology Group Ltd.	127,800	2,069,082
NVIDIA Corp.	273,820	36,554,970
Texas Instruments, Inc.	70,555	6,667,448
Xilinx, Inc.	105,400	8,976,918
		63,293,512
Software - 14.8%
Adobe, Inc. (a)	857,749	194,057,134
Alteryx, Inc. Class A (a)(b)	13,800	820,686
Atlassian Corp. PLC (a)	221,670	19,724,197
Coupa Software, Inc. (a)	57,000	3,583,020
DocuSign, Inc.	29,400	1,178,352
Dropbox, Inc. Class A (a)	372,908	7,618,510
Intuit, Inc.	164,004	32,284,187
Microsoft Corp.	2,059,300	209,163,101
New Relic, Inc. (a)	62,926	5,095,118
Nutanix, Inc.:
Class A (a)	15,100	628,009
Class B (a)(f)	121,209	5,041,082
Paycom Software, Inc. (a)	111,607	13,666,277
RingCentral, Inc. (a)	168,149	13,862,204
Salesforce.com, Inc. (a)	2,292,714	314,033,037
SS&C Technologies Holdings, Inc.	75,226	3,393,445
SurveyMonkey	521,036	6,073,456
Tableau Software, Inc. (a)	103,768	12,452,160
Tanium, Inc. Class B (a)(c)(d)	188,500	1,638,744
Ultimate Software Group, Inc. (a)	146,280	35,819,584
Workday, Inc. Class A (a)	452,270	72,218,474
		952,350,777
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	112,662	17,771,304

TOTAL INFORMATION TECHNOLOGY		1,691,288,509

MATERIALS - 1.5%
Chemicals - 0.8%
DowDuPont, Inc.	302,469	16,176,042
Sherwin-Williams Co.	56,545	22,248,196
Westlake Chemical Corp.	131,922	8,729,279
		47,153,517
Metals & Mining - 0.7%
B2Gold Corp. (a)	1,583,686	4,628,558
Barrick Gold Corp.	196,300	2,650,021
Franco-Nevada Corp.	242,300	16,990,462
Ivanhoe Mines Ltd. (a)	3,166,022	5,496,244
Kirkland Lake Gold Ltd.	325,762	8,494,819
Livent Corp.	11,000	151,800
Novagold Resources, Inc. (a)	439,393	1,744,440
Randgold Resources Ltd. sponsored ADR	81,079	6,925,533
		47,081,877

TOTAL MATERIALS		94,235,394

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	91,000	14,395,290
AvalonBay Communities, Inc.	14,700	2,558,535
Equity Residential (SBI)	39,400	2,600,794
		19,554,619
Real Estate Management & Development - 0.1%
WeWork Companies, Inc. Class A (a)(c)(d)	38,595	2,906,589

TOTAL REAL ESTATE		22,461,208

UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy, Inc.	62,700	10,898,514
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	115,200	4,561,920
The AES Corp.	61,515	889,507
		5,451,427

TOTAL UTILITIES		16,349,941

TOTAL COMMON STOCKS
(Cost $3,581,687,711)		5,974,216,426

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 2.3%
COMMUNICATION SERVICES - 0.4%
Interactive Media & Services - 0.4%
Pinterest, Inc.:
Series E, 8.00% (a)(c)(d)	2,912,810	12,408,571
Series F, 8.00% (a)(c)(d)	2,454,345	10,455,510
Series G, 8.00% (a)(c)(d)	421,305	1,794,759
		24,658,840
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	139,573	178,653
TOTAL COMMUNICATION SERVICES		24,837,493
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(c)(d)	35,238	3,304,620
Series E (a)(c)(d)	16,112	1,510,983
		4,815,603
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(c)(d)	9,254	2,199,768
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)(d)	2,704,468	5,273,713
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(c)(d)	46,180	801,223
Series F (a)(c)(d)	200,299	3,475,188
		4,276,411
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	480,971	3,436,913
TOTAL HEALTH CARE		7,713,324
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	36,460	6,781,560
Series H (a)(c)(d)	7,256	1,349,616
		8,131,176
INFORMATION TECHNOLOGY - 1.0%
Software - 1.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	280,255	3,082,805
Delphix Corp. Series D (a)(c)(d)	232,855	1,462,329
Lyft, Inc.:
Series H (a)(c)(d)	90,122	4,267,628
Series I (c)(d)	81,070	3,838,981
Magic Leap, Inc.:
Series B, 8.00% (a)(c)(d)	1,907,399	37,747,426
Series C (a)(c)(d)	17,554	347,394
Series D (a)(c)(d)	469,823	9,297,797
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	125,201	6,106,053
		66,150,413
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
WeWork Companies, Inc.:
Series E (a)(c)(d)	347,358	26,159,531
Series F (a)(c)(d)	16,235	1,222,658
		27,382,189

TOTAL CONVERTIBLE PREFERRED STOCKS		146,503,679

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	74,400	680,016
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	2,815,200	3,588

TOTAL NONCONVERTIBLE PREFERRED STOCKS		683,604

TOTAL PREFERRED STOCKS
(Cost $105,990,067)		147,187,283
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc.: (Cost $4,225,889)
6.125% 4/15/25 (f)	1,650,000	1,439,625
9% 12/15/25 (f)	2,765,000	2,751,175
TOTAL NONCONVERTIBLE BONDS
(Cost $4,225,889)		4,190,800
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.42% (g)	321,052,884	321,117,095
Fidelity Securities Lending Cash Central Fund 2.41% (g)(h)	25,940,239	25,942,833
TOTAL MONEY MARKET FUNDS
(Cost $347,057,040)		347,059,928
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $4,038,960,707)		6,472,654,437
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(53,422,492)
NET ASSETS - 100%		$6,419,231,945

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $159,227,146 or 2.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,192,484 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
Altiostar Networks, Inc. Series A1	1/10/17	$642,036
ASAC II LP	10/10/13	$155,030
Blu Homes, Inc.	6/10/13 - 12/30/14	$7,036,662
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$1,746,208
Delphix Corp. Series D	7/10/15	$2,095,695
Lyft, Inc. Series H	11/22/17	$3,581,998
Lyft, Inc. Series I	6/27/18	$3,838,981
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series D	10/6/17	$12,685,221
Mulberry Health, Inc. Series A8	1/20/16	$3,248,839
Oportun Finance Corp. Series H	2/6/15	$7,700,431
Pinterest, Inc. Series E, 8.00%	10/23/13	$8,465,034
Pinterest, Inc. Series F, 8.00%	5/15/14	$8,337,498
Pinterest, Inc. Series G, 8.00%	2/27/15	$3,024,587
Roofoods Ltd. Series F	9/12/17	$3,271,942
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Tanium, Inc. Class B	4/21/17	$935,771
TulCo LLC	8/24/17 - 12/14/17	$2,645,550
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,942,249
WeWork Companies, Inc. Class A	6/23/15	$1,269,373
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,780,509
Fidelity Securities Lending Cash Central Fund	406,536
Total	$3,187,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$943,308,537	$918,471,044	$--	$24,837,493
Consumer Discretionary	750,845,064	741,263,642	4,729,335	4,852,087
Consumer Staples	187,780,607	171,770,318	13,810,521	2,199,768
Energy	162,265,426	156,658,398	5,607,028	--
Financials	1,054,443,508	1,049,169,795	--	5,273,713
Health Care	846,352,881	831,281,421	7,192,686	7,878,774
Industrials	258,540,032	235,562,265	7,208,595	15,769,172
Information Technology	1,757,438,922	1,681,861,624	7,449,937	68,127,361
Materials	94,235,394	94,235,394	--	--
Real Estate	49,843,397	19,554,619	--	30,288,778
Utilities	16,349,941	16,349,941	--	--
Corporate Bonds	4,190,800	--	4,190,800	--
Money Market Funds	347,059,928	347,059,928	--	--
Total Investments in Securities:	$6,472,654,437	$6,263,238,389	$50,188,902	$159,227,146

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$109,818,963
Net Realized Gain (Loss) on Investment Securities	2,708,952
Net Unrealized Gain (Loss) on Investment Securities	(38,416,525)
Cost of Purchases	12,852,432
Proceeds of Sales	(18,836,461)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$68,127,361
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$(41,550,640)
Equities - Other Investments in Securities
Beginning Balance	$48,089,618
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	36,772,120
Cost of Purchases	13,274,709
Proceeds of Sales	(7,036,662)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$91,099,785
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$36,772,120

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $25,797,390) — See accompanying schedule: Unaffiliated issuers (cost $3,691,903,667)	$6,125,594,509
Fidelity Central Funds (cost $347,057,040)	347,059,928
Total Investment in Securities (cost $4,038,960,707)		$6,472,654,437
Foreign currency held at value (cost $1,717)		1,717
Receivable for investments sold		849,275
Receivable for fund shares sold		98,637
Dividends receivable		1,440,744
Interest receivable		43,012
Distributions receivable from Fidelity Central Funds		595,670
Other receivables		35
Total assets		6,475,683,527
Liabilities
Payable for investments purchased	$3,243,131
Payable for fund shares redeemed	27,181,227
Other payables and accrued expenses	88,049
Collateral on securities loaned	25,939,175
Total liabilities		56,451,582
Net Assets		$6,419,231,945
Net Assets consist of:
Paid in capital		$3,964,328,950
Total distributable earnings (loss)		2,454,902,995
Net Assets		$6,419,231,945
Net Asset Value and Maximum Offering Price

Net Asset Value, offering price and redemption price per share ($6,419,231,945 ÷ 422,921,810 shares)		$15.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$49,445,819
Interest		949,314
Income from Fidelity Central Funds		3,187,045
Total income		53,582,178
Expenses
Custodian fees and expenses	$211,026
Independent trustees' fees and expenses	37,095
Interest	385
Miscellaneous	19,243
Total expenses before reductions	267,749
Expense reductions	(129,802)
Total expenses after reductions		137,947
Net investment income (loss)		53,444,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	550,134,562
Fidelity Central Funds	(11,277)
Foreign currency transactions	(108,539)
Total net realized gain (loss)		550,014,746
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,215,291)	(798,612,436)
Fidelity Central Funds	(1,854)
Assets and liabilities in foreign currencies	42,665
Total change in net unrealized appreciation (depreciation)		(798,571,625)
Net gain (loss)		(248,556,879)
Net increase (decrease) in net assets resulting from operations		$(195,112,648)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,444,231	$32,228,958
Net realized gain (loss)	550,014,746	808,919,426
Change in net unrealized appreciation (depreciation)	(798,571,625)	910,372,180
Net increase (decrease) in net assets resulting from operations	(195,112,648)	1,751,520,564
Distributions to shareholders	(711,874,214)	–
Distributions to shareholders from net investment income	–	(33,809,799)
Distributions to shareholders from net realized gain	–	(687,222,461)
Total distributions	(711,874,214)	(721,032,260)
Share transactions - net increase (decrease)	1,009,030,618	(449,052,236)
Total increase (decrease) in net assets	102,043,756	581,436,068
Net Assets
Beginning of period	6,317,188,189	5,735,752,121
End of period	$6,419,231,945	$6,317,188,189
Other Information
Distributions in excess of net investment income end of period		$(958,007)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Opportunistic Insights Fund

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.32	$14.69	$14.89	$14.89	$13.98
Income from Investment Operations
Net investment income (loss)A	.15	.09	–B	–B	(.01)
Net realized and unrealized gain (loss)	(.42)	4.75	.19	1.04	1.48
Total from investment operations	(.27)	4.84	.19	1.04	1.47
Distributions from net investment income	(.13)	(.10)	–B	–B	–
Distributions from net realized gain	(1.75)	(2.10)	(.38)	(1.04)	(.56)
Total distributions	(1.87)C	(2.21)D	(.39)E	(1.04)	(.56)
Net asset value, end of period	$15.18	$17.32	$14.69	$14.89	$14.89
Total ReturnF,G	(1.87)%	32.96%	1.33%	7.10%	10.47%
Ratios to Average Net AssetsH,I
Expenses before reductions	- %B	.27%	.83%	.90%	.84%
Expenses net of fee waivers, if any	- %B	.27%	.83%	.90%	.84%
Expenses net of all reductions	- %B	.27%	.82%	.90%	.84%
Net investment income (loss)	.80%	.50%	.03%	.02%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,419,232	$6,317,188	$2,240,033	$2,329,415	$2,596,300
Portfolio turnover rateJ	32%K	37%	40%	35%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.87 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $1.746 per share.

 D Total distributions of $2.21 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $2.103 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.383 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Opportunistic Insights.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$159,227,146	Market comparable	Enterprise value/Sales multiple (EV/S)	1.0 – 8.4 / 5.8	Increase
			Discount rate	10.0% - 78.0% / 32.0%	Decrease
			Price/Earnings multiple (P/E)	9.6	Increase
			Discount for lack of marketability	10.0% - 25.0% / 10.6%	Decrease
			Premium rate	7.5% - 84.0% / 55.1%	Increase
		Market approach	Transaction price	$0.00 - $544.29 / $122.36	Increase
			Conversion ratio	1.6	Increase
		Recovery value	Recovery value	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,591,297,039
Gross unrealized depreciation	(170,864,500)
Net unrealized appreciation (depreciation)	$2,420,432,539
Tax Cost	$4,052,221,898

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$34,802,944
Net unrealized appreciation (depreciation) on securities and other investments	$2,420,483,612

The Fund intends to elect to defer to its next fiscal year $366,521 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$49,441,657	$ 39,986,589
Long-term Capital Gains	662,432,557	681,045,671
Total	$711,874,214	$ 721,032,260

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,108,832 in this Subsidiary, representing .06% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $2,074,881,251 and $2,916,063,983, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $46,997 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,243,000	2.14%	$385

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,945.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,760 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $406,536. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $126,796 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,006.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Series Opportunistic Insights	$711,874,214	$–
Total	$711,874,214	$–
From net investment income
Series Opportunistic Insights	$–	$33,809,799
Total	$–	$33,809,799
From net realized gain
Series Opportunistic Insights	$–	$673,643,675
Class F	–	13,578,786
Total	$–	$687,222,461

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2017
Series Opportunistic Insights
Shares sold	24,530,405	230,824,270	$445,429,036	$4,087,845,532
Issued in exchange for the shares of Fidelity Advisor Series Opportunistic Insights Fund	48,177,012	–	950,529,936	–
Reinvestment of distributions	44,695,191	40,736,258	711,874,214	707,453,474
Shares redeemed	(59,234,656)	(59,247,027)	(1,098,802,568)	(1,056,827,348)
Net increase (decrease)	58,167,952	212,313,501	$1,009,030,618	$3,738,471,658
Class F
Shares sold	–	16,795,285	$–	$276,622,082
Reinvestment of distributions	–	863,790	–	13,578,786
Shares redeemed	–	(255,199,500)	–	(4,477,724,762)
Net increase (decrease)	–	(237,540,425)	$–	$(4,187,523,894)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Merger Information.

On September 21, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Opportunistic Insights Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $950,529,936, including securities of $952,974,757 and unrealized appreciation of $472,604,632, was combined with the Fund's net assets of $6,749,766,909 for total net assets after the acquisition of $7,700,296,845.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$58,636,464
Total net realized gain (loss)	616,028,215
Total change in net unrealized appreciation (depreciation)	(706,891,222)
Net increase (decrease) in net assets resulting from operations	$(32,226,543)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since September 21, 2018.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Series Opportunistic Insights Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Opportunistic Insights Fund (one of the funds constituting Fidelity Contrafund, hereafter collectively referred to as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Series Opportunistic Insights	- %-C
Actual		$1,000.00	$891.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Opportunistic Insights Fund voted to pay on February 19, 2019 to shareholders of record at the opening of business on February 15, 2019, a distribution of $0.084 per share derived from capital gains realized from sales of portfolio securities.

The Fidelity Series Opportunistic Insights Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2018, $551,107,260, or, if subsequently determined to be different, the net capital gain of such year.

The Fidelity Advisor Series Opportunistic Insights Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 21, 2018, $65,679,113, or, if subsequently determined to be different, the net capital gain of such year.

The Fidelity Series Opportunistic Insights Fund designates 90% of the dividend distributed in December, 2018 as qualifying for the dividends–received deduction for corporate shareholders.

The Fidelity Advisor Series Opportunistic Insights Fund designates 91% of the dividend distributed in September, 2018 as qualifying for the dividends–received deduction for corporate shareholders.

The Fidelity Series Opportunistic Insights Fund designates 99% of the dividend distributed in December, 2018 as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The Fidelity Advisor Series Opportunistic Insights Fund designates 100% of the dividend distributed in September, 2018 as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Opportunistic Insights Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

O1T-ANN-0219
1.951052.106

Fidelity® Contrafund® K6 Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Life of fundA
Fidelity® Contrafund® K6	(2.15)%	6.92%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® K6 on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,132	Fidelity® Contrafund® K6
$10,710	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Portfolio Manager William Danoff:  For the year, the fund returned -2.15%, topping the benchmark S&P 500® index. Versus the benchmark, security selection was the primary contributor, with my picks and an overweighting in the software & services industry within the information technology sector helping most by far. Here, relative performance benefited from my emphasis on what I consider franchise companies, led by cloud-computing enterprise software provider Salesforce.com (+34%), publishing software developer Adobe (+29%) and cloud-based human resources software provider Workday (+57%), a non-benchmark position. The fund's top individual contributor was e-commerce firm Amazon.com (+28%), our largest year-end holding and a company I consider a technology leader even though it is classified in the consumer discretionary sector, another area of strength for the fund. I'll also note that the fund's modest position in cash helped our relative result in a down market. Conversely, my picks in the media & entertainment segment of the recently reconstituted communication services sector hurt our relative result. The biggest individual detractor by a wide margin was a sizable stake in Facebook (-26%), which confronted some stiff headwinds this year as regulators and legislators investigated the use of false Facebook accounts by Russians in 2016, and the sharing of user data by a third-party application without the permission of the users in 2015. It also hurt to own shares of gaming and entertainment company Activision Blizzard (-26%). Late in the year, the maker of the “Call of Duty” and “World of Warcraft” families of video games reported a third straight quarterly decline in monthly active users.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Amazon.com, Inc.	6.8
Berkshire Hathaway, Inc. Class A	5.9
Facebook, Inc. Class A	5.6
Microsoft Corp.	4.4
UnitedHealth Group, Inc.	3.9
Salesforce.com, Inc.	3.4
Visa, Inc. Class A	3.3
Alphabet, Inc. Class A	3.2
Alphabet, Inc. Class C	2.9
Adobe, Inc.	2.6
42.0

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	27.0
Communication Services	16.2
Financials	15.0
Health Care	14.2
Consumer Discretionary	11.5

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks	94.5%
Bonds	0.1%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 5.3%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATION SERVICES - 16.2%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	105,166	$5,912,433
Entertainment - 3.9%
Activision Blizzard, Inc.	1,216,738	56,663,489
Electronic Arts, Inc. (a)	46,929	3,703,167
Live Nation Entertainment, Inc. (a)	21,720	1,069,710
Netflix, Inc. (a)	457,387	122,424,204
Spotify Technology SA (a)	13,351	1,515,339
The Walt Disney Co.	184,193	20,196,762
		205,572,671
Interactive Media & Services - 11.7%
Alphabet, Inc.:
Class A (a)	159,139	166,293,889
Class C (a)	145,145	150,313,613
Facebook, Inc. Class A (a)	2,271,428	297,761,497
TripAdvisor, Inc. (a)	34,971	1,886,336
Twitter, Inc. (a)	32,205	925,572
		617,180,907
Media - 0.3%
Discovery Communications, Inc. Class A (a)(b)	171,294	4,237,814
Liberty Media Corp. Liberty Formula One Group Series C (a)	328,712	10,091,458
		14,329,272
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	170,938	10,873,366

TOTAL COMMUNICATION SERVICES		853,868,649

CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.5%
Mahindra & Mahindra Ltd.	358,208	4,138,932
Maruti Suzuki India Ltd.	47,559	5,103,518
Tesla, Inc. (a)	35,225	11,722,880
Toyota Motor Corp. (c)	62,100	3,594,757
		24,560,087
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,021	113,790
Weight Watchers International, Inc. (a)	89,136	3,436,193
		3,549,983
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	14,856	6,414,672
Darden Restaurants, Inc.	34,847	3,479,821
Domino's Pizza, Inc.	16,553	4,104,978
Marriott International, Inc. Class A	57,805	6,275,311
McDonald's Corp.	259,463	46,072,845
Planet Fitness, Inc. (a)	6,820	365,688
		66,713,315
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	240,257	360,858,810
The Booking Holdings, Inc. (a)	5,213	8,978,975
		369,837,785
Multiline Retail - 0.1%
Dollar General Corp.	32,567	3,519,841
Dollar Tree, Inc. (a)	13,224	1,194,392
Ollie's Bargain Outlet Holdings, Inc. (a)	22,688	1,508,979
		6,223,212
Specialty Retail - 1.6%
AutoZone, Inc. (a)	730	611,988
Burlington Stores, Inc. (a)	40,680	6,617,416
Home Depot, Inc.	169,635	29,146,686
John David Group PLC	97,117	431,763
O'Reilly Automotive, Inc. (a)	16,461	5,668,016
Ross Stores, Inc.	65,423	5,443,194
TJX Companies, Inc.	737,796	33,008,993
Urban Outfitters, Inc. (a)	67,825	2,251,790
		83,179,846
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	109,785	22,943,396
Allbirds, Inc. (d)(e)	6,799	372,829
Deckers Outdoor Corp. (a)	4,310	551,465
lululemon athletica, Inc. (a)	17,307	2,104,704
NIKE, Inc. Class B	225,916	16,749,412
VF Corp.	124,578	8,887,395
		51,609,201

TOTAL CONSUMER DISCRETIONARY		605,673,429

CONSUMER STAPLES - 2.7%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	2,066	497,575
Diageo PLC	14,982	535,373
Keurig Dr. Pepper, Inc.	294,457	7,549,877
Monster Beverage Corp. (a)	18,766	923,663
The Coca-Cola Co.	450,619	21,336,810
		30,843,298
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	10,759	535,192
Costco Wholesale Corp.	132,596	27,011,131
Walmart, Inc.	29,165	2,716,720
		30,263,043
Food Products - 0.0%
The Simply Good Foods Co. (a)	126,080	2,382,912
Household Products - 0.3%
Colgate-Palmolive Co.	38,178	2,272,355
Procter & Gamble Co.	139,823	12,852,530
		15,124,885
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	400,988	52,168,539
Kao Corp.	49,100	3,634,266
L'Oreal SA	2,247	514,168
L'Oreal SA	8,570	1,961,025
Shiseido Co. Ltd. (c)	58,600	3,669,998
		61,947,996

TOTAL CONSUMER STAPLES		140,562,134

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Birchcliff Energy Ltd.	952,950	2,122,010
BP PLC	695,800	4,398,631
Canadian Natural Resources Ltd.	221,432	5,342,785
Centennial Resource Development, Inc. Class A (a)(b)	1,034,606	11,401,358
Cheniere Energy, Inc. (a)	27,400	1,621,806
Concho Resources, Inc. (a)	39,176	4,026,901
ConocoPhillips Co.	230,621	14,379,219
Continental Resources, Inc. (a)	122,161	4,909,651
Diamondback Energy, Inc.	62,139	5,760,285
EOG Resources, Inc.	330,499	28,822,818
Hess Corp.	350,090	14,178,645
Magnolia Oil & Gas Corp.	154,000	1,726,340
Phillips 66 Co.	64,116	5,523,593
PrairieSky Royalty Ltd.	45,834	593,237
Reliance Industries Ltd.	1,359,182	21,905,747
		126,713,026
FINANCIALS - 15.0%
Banks - 6.2%
Banco do Brasil SA	45,700	548,176
Bank of America Corp.	3,647,903	89,884,330
Citigroup, Inc.	1,460,787	76,048,571
HDFC Bank Ltd. sponsored ADR	207,693	21,514,918
JPMorgan Chase & Co.	1,024,837	100,044,588
Kotak Mahindra Bank Ltd.	489,772	8,845,746
Metro Bank PLC (a)	273,945	5,911,453
The Toronto-Dominion Bank	58,002	2,883,106
U.S. Bancorp	70,850	3,237,845
Wells Fargo & Co.	357,653	16,480,650
		325,399,383
Capital Markets - 1.6%
Bank of New York Mellon Corp.	559,950	26,356,847
Charles Schwab Corp.	470,218	19,528,154
CME Group, Inc.	66,642	12,536,693
IntercontinentalExchange, Inc.	50,766	3,824,203
Morgan Stanley	421,559	16,714,814
MSCI, Inc.	9,253	1,364,170
Oaktree Capital Group LLC Class A	99,888	3,970,548
S&P Global, Inc.	13,019	2,212,449
		86,507,878
Consumer Finance - 0.9%
American Express Co.	463,362	44,167,666
Synchrony Financial	141,389	3,316,986
		47,484,652
Diversified Financial Services - 5.9%
Berkshire Hathaway, Inc. Class A (a)	1,014	310,284,000
Insurance - 0.4%
Admiral Group PLC	278,185	7,258,142
Chubb Ltd.	43,128	5,571,275
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,948	2,618,392
Hiscox Ltd.	83,870	1,732,860
Progressive Corp.	84,862	5,119,724
		22,300,393

TOTAL FINANCIALS		791,976,306

HEALTH CARE - 14.1%
Biotechnology - 2.4%
23andMe, Inc. (a)(d)(e)	6,779	117,616
Acceleron Pharma, Inc. (a)	38,628	1,682,249
Agios Pharmaceuticals, Inc. (a)	28,296	1,304,729
Alexion Pharmaceuticals, Inc. (a)	41,279	4,018,923
Allogene Therapeutics, Inc. (b)	59,475	1,601,662
Alnylam Pharmaceuticals, Inc. (a)	9,465	690,093
Amgen, Inc.	119,298	23,223,742
Arena Pharmaceuticals, Inc. (a)	3,997	155,683
bluebird bio, Inc. (a)	15,196	1,507,443
Celgene Corp. (a)	30,613	1,961,987
CSL Ltd.	3,105	405,569
Exact Sciences Corp. (a)	40,866	2,578,645
FibroGen, Inc. (a)	102,000	4,720,560
Genmab A/S (a)	10,440	1,710,228
Gilead Sciences, Inc.	90,259	5,645,700
Heron Therapeutics, Inc. (a)	23,385	606,607
Neurocrine Biosciences, Inc. (a)	125,683	8,975,023
Regeneron Pharmaceuticals, Inc. (a)	34,057	12,720,290
Sage Therapeutics, Inc. (a)	13,107	1,255,520
Vertex Pharmaceuticals, Inc. (a)	307,657	50,981,841
		125,864,110
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	203,190	14,696,733
Baxter International, Inc.	492,115	32,391,009
Becton, Dickinson & Co.	10,419	2,347,609
Boston Scientific Corp. (a)	917,662	32,430,175
Danaher Corp.	228,681	23,581,585
DexCom, Inc. (a)	79,011	9,465,518
Edwards Lifesciences Corp. (a)	152,212	23,314,312
Intuitive Surgical, Inc. (a)	50,728	24,294,654
Penumbra, Inc. (a)	7,960	972,712
ResMed, Inc.	68,626	7,814,443
Sonova Holding AG Class B	20,348	3,324,742
		174,633,492
Health Care Providers & Services - 4.9%
Anthem, Inc.	77,357	20,316,269
Elanco Animal Health, Inc.	79,274	2,499,509
HealthEquity, Inc. (a)	86,448	5,156,623
Humana, Inc.	73,950	21,185,196
Molina Healthcare, Inc. (a)	19,696	2,289,069
National Vision Holdings, Inc. (a)	156,281	4,402,436
UnitedHealth Group, Inc.	816,504	203,407,476
		259,256,578
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	142,982	12,771,152
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	21,228	1,432,041
IQVIA Holdings, Inc. (a)	81,814	9,504,332
Mettler-Toledo International, Inc. (a)	68,917	38,978,077
Morphosys AG (a)	5,122	522,006
PRA Health Sciences, Inc. (a)	53,003	4,874,156
Thermo Fisher Scientific, Inc.	63,993	14,320,993
		69,631,605
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	581,284	22,077,166
Eli Lilly & Co.	215,379	24,923,658
Idorsia Ltd. (a)	87,124	1,437,737
Ipsen SA	6,287	812,896
Johnson & Johnson	27,334	3,527,453
Merck & Co., Inc.	63,594	4,859,218
Nektar Therapeutics (a)	35,697	1,173,360
Novartis AG sponsored ADR	125,518	10,770,700
Roche Holding AG (participation certificate)	35,414	8,791,839
Supernus Pharmaceuticals, Inc. (a)	31,593	1,049,519
Teva Pharmaceutical Industries Ltd. sponsored ADR	671,318	10,351,724
Zoetis, Inc. Class A	132,906	11,368,779
		101,144,049

TOTAL HEALTH CARE		743,300,986

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
Northrop Grumman Corp.	7,164	1,754,464
Raytheon Co.	15,075	2,311,751
The Boeing Co.	97,075	31,306,688
TransDigm Group, Inc. (a)	5,631	1,914,878
		37,287,781
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	65,847	5,537,074
Expeditors International of Washington, Inc.	32,147	2,188,889
XPO Logistics, Inc. (a)	23,601	1,346,201
		9,072,164
Airlines - 0.2%
Delta Air Lines, Inc.	48,140	2,402,186
Ryanair Holdings PLC sponsored ADR (a)	30,513	2,176,797
Southwest Airlines Co.	86,298	4,011,131
		8,590,114
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	133,000	1,889,930
Toto Ltd.	141,100	4,880,675
		6,770,605
Commercial Services & Supplies - 0.2%
Cintas Corp.	54,745	9,196,613
Clean TeQ Holdings Ltd. (a)(b)	1,752,379	462,858
TulCo LLC (a)(d)(e)(f)	1,552	844,735
Waste Connection, Inc. (United States)	15,071	1,119,022
Waste Management, Inc.	12,713	1,131,330
		12,754,558
Electrical Equipment - 0.7%
AMETEK, Inc.	44,965	3,044,131
Fortive Corp.	457,136	30,929,822
		33,973,953
Industrial Conglomerates - 0.3%
3M Co.	25,643	4,886,017
General Electric Co.	1,148,527	8,694,349
		13,580,366
Machinery - 0.3%
Deere & Co.	77,126	11,504,885
Ingersoll-Rand PLC	9,817	895,605
Rexnord Corp. (a)	142,427	3,268,700
		15,669,190
Professional Services - 0.2%
FTI Consulting, Inc. (a)	69,174	4,609,755
IHS Markit Ltd. (a)	20,059	962,230
SR Teleperformance SA	3,547	567,331
TransUnion Holding Co., Inc.	117,723	6,686,666
		12,825,982
Road & Rail - 0.7%
CSX Corp.	429,498	26,684,711
Union Pacific Corp.	78,166	10,804,886
		37,489,597
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	68,058	2,056,032
W.W. Grainger, Inc.	37,936	10,711,609
		12,767,641

TOTAL INDUSTRIALS		200,781,951

INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	27,105	5,711,024
Motorola Solutions, Inc.	27,204	3,129,548
Telefonaktiebolaget LM Ericsson (B Shares)	125,400	1,110,036
		9,950,608
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	1,121,605	90,872,437
CDW Corp.	14,961	1,212,589
Dolby Laboratories, Inc. Class A	66,687	4,123,924
Zebra Technologies Corp. Class A (a)	57,312	9,125,790
		105,334,740
Internet Software & Services - 0.1%
CarGurus, Inc. Class A (a)	122,548	4,133,544
IT Services - 8.4%
Accenture PLC Class A	46,222	6,517,764
Adyen BV (g)	6,394	3,480,181
Elastic NV	7,005	500,717
EPAM Systems, Inc. (a)	17,761	2,060,454
Fiserv, Inc. (a)	86,562	6,361,441
Global Payments, Inc.	105,188	10,848,038
MasterCard, Inc. Class A	532,615	100,477,820
MongoDB, Inc. Class A (a)	87,589	7,334,703
Netcompany Group A/S(g)	21,319	719,739
Okta, Inc. (a)	157,979	10,079,060
PayPal Holdings, Inc. (a)	1,291,415	108,595,087
Shopify, Inc. Class A (a)	44,873	6,205,372
Square, Inc. (a)	84,901	4,762,097
Visa, Inc. Class A	1,313,027	173,240,782
Worldpay, Inc. (a)	47,092	3,599,242
		444,782,497
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)	361,457	6,672,496
Marvell Technology Group Ltd.	104,002	1,683,792
NVIDIA Corp.	206,348	27,547,458
Texas Instruments, Inc.	77,302	7,305,039
Xilinx, Inc.	92,591	7,885,975
		51,094,760
Software - 13.2%
Adobe, Inc. (a)	601,000	135,970,240
Alteryx, Inc. Class A (a)(b)	10,664	634,188
Atlassian Corp. PLC (a)	154,289	13,728,635
Coupa Software, Inc. (a)	39,742	2,498,182
DocuSign, Inc.	23,138	927,371
Dropbox, Inc. Class A (a)	311,299	6,359,839
Intuit, Inc.	84,519	16,637,565
Microsoft Corp.	2,265,732	230,130,399
New Relic, Inc. (a)	65,170	5,276,815
Nutanix, Inc. Class A (a)	31,972	1,329,715
Paycom Software, Inc. (a)	84,924	10,398,944
RingCentral, Inc. (a)	122,000	10,057,680
Salesforce.com, Inc. (a)	1,322,218	181,104,199
SS&C Technologies Holdings, Inc.	20,301	915,778
Tableau Software, Inc. (a)	85,798	10,295,760
Ultimate Software Group, Inc. (a)	71,091	17,408,053
Workday, Inc. Class A (a)	342,366	54,669,003
		698,342,366
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	679,853	107,240,012

TOTAL INFORMATION TECHNOLOGY		1,420,878,527

MATERIALS - 1.4%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	10,018	1,603,381
DowDuPont, Inc.	252,989	13,529,852
Growmax Resources Corp. (a)(g)	127,300	7,460
Sherwin-Williams Co.	28,877	11,361,944
Westlake Chemical Corp.	102,241	6,765,287
		33,267,924
Metals & Mining - 0.8%
B2Gold Corp. (a)	2,219,898	6,487,982
Barrick Gold Corp.	169,334	2,285,984
Franco-Nevada Corp.	197,056	13,817,881
Ivanhoe Mines Ltd. (a)	2,165,023	3,758,500
Ivanhoe Mines Ltd. (a)(g)	542,825	942,349
Kirkland Lake Gold Ltd.	247,358	6,450,297
Livent Corp.	8,878	122,516
Novagold Resources, Inc. (a)	366,696	1,455,825
Randgold Resources Ltd. sponsored ADR	69,705	5,953,999
		41,275,333

TOTAL MATERIALS		74,543,257

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	79,152	12,521,055
AvalonBay Communities, Inc.	12,759	2,220,704
Equity Residential (SBI)	33,981	2,243,086
		16,984,845
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)(b)	30,308	210,338

TOTAL REAL ESTATE		17,195,183

UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy, Inc.	53,022	9,216,284
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	94,561	3,744,616
The AES Corp.	49,632	717,679
		4,462,295

TOTAL UTILITIES		13,678,579

TOTAL COMMON STOCKS
(Cost $5,114,082,679)		4,989,172,027

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (d)(e)	2,683	147,124
Series B (d)(e)	471	25,828
Series C (d)(e)	4,505	247,035
		419,987
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(d)(e)	1,222	290,482
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	26,649	462,360
Generation Bio Series B (d)(e)	48,000	336,000
		798,360
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Carbon, Inc. Series D (d)(e)	9,678	246,983
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	83,500	918,500
Lyft, Inc.:
Series H (a)(d)(e)	16,404	776,793
Series I (d)(e)	41,454	1,963,009
		3,905,285

TOTAL CONVERTIBLE PREFERRED STOCKS		5,414,114

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (d)(e)	1,442	79,073
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	66,274	605,744
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	3,848,498	4,905

TOTAL NONCONVERTIBLE PREFERRED STOCKS		689,722

TOTAL PREFERRED STOCKS
(Cost $6,121,256)		6,103,836
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.:
6.125% 4/15/25 (g)	1,025,000	894,313
9% 12/15/25 (g)	1,690,000	1,681,550
TOTAL NONCONVERTIBLE BONDS
(Cost $2,597,579)		2,575,863
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 2.42% (h)	295,786,465	295,845,622
Fidelity Securities Lending Cash Central Fund 2.41% (h)(i)	9,956,429	9,957,424
TOTAL MONEY MARKET FUNDS
(Cost $305,794,977)		305,803,046
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $5,428,596,491)		5,303,654,772
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(25,568,003)
NET ASSETS - 100%		$5,278,086,769

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,828,367 or 0.1% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,725,592 or 0.1% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$113,887
23andMe, Inc. Series F	8/31/17	$370,000
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc.	10/9/18	$79,073
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Carbon, Inc. Series D	12/15/17	$225,990
Cloudflare, Inc. Series D, 8.00%	9/10/18	$918,500
Generation Bio Series B	2/21/18	$438,994
Lyft, Inc. Series H	11/22/17	$651,995
Lyft, Inc. Series I	6/27/18	$1,963,009
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17 - 9/7/18	$651,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,801,269
Fidelity Securities Lending Cash Central Fund	98,889
Total	$2,900,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$853,868,649	$853,868,649	$--	$--
Consumer Discretionary	606,172,489	601,705,843	3,594,757	871,889
Consumer Staples	140,852,616	130,247,304	10,314,830	290,482
Energy	126,713,026	122,314,395	4,398,631	--
Financials	792,582,050	792,582,050	--	--
Health Care	744,099,346	733,985,962	9,197,408	915,976
Industrials	200,786,856	195,061,446	4,880,675	844,735
Information Technology	1,424,783,812	1,419,768,491	1,110,036	3,905,285
Materials	74,543,257	74,543,257	--	--
Real Estate	17,195,183	17,195,183	--	--
Utilities	13,678,579	13,678,579	--	--
Corporate Bonds	2,575,863	--	2,575,863	--
Money Market Funds	305,803,046	305,803,046	--	--
Total Investments in Securities:	$5,303,654,772	$5,260,754,205	$36,072,200	$6,828,367

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $9,796,464) — See accompanying schedule: Unaffiliated issuers (cost $5,122,801,514)	$4,997,851,726
Fidelity Central Funds (cost $305,794,977)	305,803,046
Total Investment in Securities (cost $5,428,596,491)		$5,303,654,772
Foreign currency held at value (cost $15,416)		15,416
Receivable for investments sold		505,378
Receivable for fund shares sold		6,578,022
Dividends receivable		1,154,989
Interest receivable		26,267
Distributions receivable from Fidelity Central Funds		568,336
Other receivables		16,590
Total assets		5,312,519,770
Liabilities
Payable for investments purchased
Regular delivery	$2,699,093
Delayed delivery	292,616
Payable for fund shares redeemed	19,434,717
Accrued management fee	1,928,573
Other payables and accrued expenses	121,265
Collateral on securities loaned	9,956,737
Total liabilities		34,433,001
Net Assets		$5,278,086,769
Net Assets consist of:
Paid in capital		$5,578,941,107
Total distributable earnings (loss)		(300,854,338)
Net Assets, for 476,360,221 shares outstanding		$5,278,086,769
Net Asset Value, offering price and redemption price per share ($5,278,086,769 ÷ 476,360,221 shares)		$11.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$30,649,006
Interest		424,970
Income from Fidelity Central Funds		2,900,158
Total income		33,974,134
Expenses
Management fee	$18,122,603
Independent trustees' fees and expenses	20,398
Commitment fees	5,753
Total expenses before reductions	18,148,754
Expense reductions	(107,108)
Total expenses after reductions		18,041,646
Net investment income (loss)		15,932,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,603)	(166,052,464)
Fidelity Central Funds	(1,000)
Foreign currency transactions	1,483
Total net realized gain (loss)		(166,051,981)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $42,993)	(231,645,098)
Fidelity Central Funds	7,997
Assets and liabilities in foreign currencies	(2,828)
Total change in net unrealized appreciation (depreciation)		(231,639,929)
Net gain (loss)		(397,691,910)
Net increase (decrease) in net assets resulting from operations		$(381,759,422)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	For the period May 25, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,932,488	$1,817,256
Net realized gain (loss)	(166,051,981)	(9,717,547)
Change in net unrealized appreciation (depreciation)	(231,639,929)	106,575,665
Net increase (decrease) in net assets resulting from operations	(381,759,422)	98,675,374
Distributions to shareholders	(16,756,255)	–
Distributions to shareholders from net investment income	–	(2,026,235)
Total distributions	(16,756,255)	(2,026,235)
Share transactions
Proceeds from sales of shares	4,821,074,389	1,746,357,993
Reinvestment of distributions	16,756,255	2,026,235
Cost of shares redeemed	(896,982,428)	(109,279,137)
Net increase (decrease) in net assets resulting from share transactions	3,940,848,216	1,639,105,091
Total increase (decrease) in net assets	3,542,332,539	1,735,754,230
Net Assets
Beginning of period	1,735,754,230	–
End of period	$5,278,086,769	$1,735,754,230
Other Information
Distributions in excess of net investment income end of period		$(977)
Shares
Sold	395,688,596	162,722,156
Issued in reinvestment of distributions	1,459,604	179,313
Redeemed	(73,613,786)	(10,075,662)
Net increase (decrease)	323,534,414	152,825,807

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund K6

Years ended December 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.02
Net realized and unrealized gain (loss)	(.29)	1.36
Total from investment operations	(.24)	1.38
Distributions from net investment income	(.04)	(.02)
Total distributions	(.04)	(.02)
Net asset value, end of period	$11.08	$11.36
Total ReturnC,D	(2.15)%	13.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%G
Expenses net of fee waivers, if any	.45%	.45%G
Expenses net of all reductions	.45%	.45%G
Net investment income (loss)	.39%	.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,278,087	$1,735,754
Portfolio turnover rateH	54%I	48%G,I

 A For the period May 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$284,206,160
Gross unrealized depreciation	(455,728,155)
Net unrealized appreciation (depreciation)	$(171,521,995)
Tax Cost	$5,475,176,767

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(129,203,741)
Net unrealized appreciation (depreciation) on securities and other investments	$(171,529,333)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(126,704,079)
Long-term	(2,499,662)
Total capital loss carryforward	$(129,203,741)

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017(a)
Ordinary Income	$16,756,255	$ 2,026,235

 (a) For the period May 25, 2017 (commencement of operations) to December 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $844,735 in this Subsidiary, representing .02% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,705,187,837 and $1,946,818,350, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $3,041,775,876 in exchange for 249,933,175 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,880 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $1,457,573,987 in exchange for 136,093,357 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,969.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,753 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $98,889, including $19,110 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $106,219 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $889.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Contrafund K6:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Contrafund K6 (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2018 and for the period May 25, 2017 (commencement of operations) through December 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year ended December 31, 2018, and the changes in its net assets and the financial highlights for the year ended December 31, 2018 and for the period May 25, 2017 (commencement of operations) through December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Actual	.45%	$1,000.00	$892.80	$2.15
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Contrafund K6

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

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Fidelity Flex℠ Funds Fidelity Flex℠ Opportunistic Insights Fund Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Life of fundA
Fidelity Flex℠ Opportunistic Insights Fund	(1.85)%	10.61%

 A From March 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex℠ Opportunistic Insights Fund on March 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Index performed over the same period.

Period Ending Values
$12,010	Fidelity Flex℠ Opportunistic Insights Fund
$10,882	Russell 3000® Index

Management's Discussion of Fund Performance

Market Recap:  A gain for the 10th consecutive year proved elusive for U.S. stocks in 2018, with resurgent volatility upsetting the aging bull market. The S&P 500® index returned -4.38% for the year after reversing course (-14%) in the fourth quarter. The retreat was in sharp contrast to the benchmark’s steady climb from May into September, when it achieved a record close. As the fourth quarter began, rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets as they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October, at the time its largest monthly drop in seven years. But things got worse in December, as jitters about the economy and another hike in rates led to a spike in volatility and a -9% result for the month. For the full period, some economically sensitive sectors were at the bottom of the 12-month performance scale: energy (-18%), materials (-15%) and industrials (-13%) fared worst, followed by financials (-13%) and consumer staples (-9%). Meanwhile, communication services, which includes dividend-rich telecom stocks, returned about -7%. In contrast, the defensive health care sector gained roughly 6%. Information technology and consumer discretionary were rattled in the late-year downturn, but earlier strength resulted in advances of 3% and 2%, respectively. Utilities (+4%) and real estate (-2%) also topped the broader market.

Comments from Portfolio Manager William Danoff:  For the year, the fund returned -1.85%, topping the -5.24% result of the benchmark Russell 3000® Index. Versus the benchmark, security selection was the primary contributor, with my picks and an overweighting in the software & services industry within the information technology sector helping most by far. Here, relative performance benefited from my emphasis on what I consider franchise companies, led by cloud-computing enterprise software provider Salesforce.com (+35%), publishing software developer Adobe (+30%) and cloud-based human resources software provider Workday (+58%). Another notable individual contributor was e-commerce firm Amazon.com (+29%), our largest year-end holding and a company I consider a technology leader even though it is classified in the consumer discretionary sector, another area of strength for the fund. Conversely, my picks in the media & entertainment segment of the recently reconstituted communication services sector hurt our relative result. The biggest individual detractor by a wide margin was a sizable stake in Facebook (-26%), which confronted some stiff headwinds this year as regulators and legislators investigated the use of false Facebook accounts by Russians in 2016, and the sharing of user data by a third-party application without the permission of the users in 2015. It also hurt to own larger-than-benchmark stakes in two banks, Citigroup and Bank of America, which returned roughly -28% and -15%, respectively, in 2018.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Amazon.com, Inc.	7.1
Facebook, Inc. Class A	6.3
Berkshire Hathaway, Inc. Class A	5.5
Salesforce.com, Inc.	5.0
Microsoft Corp.	3.3
Bank of America Corp.	3.3
UnitedHealth Group, Inc.	3.1
Adobe, Inc.	3.1
JPMorgan Chase & Co.	3.0
MasterCard, Inc. Class A	2.3
42.0

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	26.9
Financials	17.5
Communication Services	14.6
Health Care	13.6
Consumer Discretionary	11.9

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks	95.8%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 5.8%

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATION SERVICES - 14.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	319	$17,934
Entertainment - 3.2%
Activision Blizzard, Inc.	2,121	98,775
Live Nation Entertainment, Inc. (a)	69	3,398
Netflix, Inc. (a)	1,411	377,668
Spotify Technology SA (a)	50	5,675
The Walt Disney Co.	379	41,557
		527,073
Interactive Media & Services - 10.7%
Alphabet, Inc.:
Class A (a)	349	364,691
Class C (a)	357	369,713
Facebook, Inc. Class A (a)	7,971	1,044,918
TripAdvisor, Inc. (a)	90	4,855
Twitter, Inc. (a)	200	5,748
		1,789,925
Media - 0.4%
Discovery Communications, Inc. Class A (a)	540	13,360
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,560	47,892
Liberty SiriusXM Series C (a)	124	4,586
		65,838
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	594	37,784

TOTAL COMMUNICATION SERVICES		2,438,554

CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.4%
Mahindra & Mahindra Ltd.	1,497	17,297
Maruti Suzuki India Ltd.	200	21,462
Tesla, Inc. (a)	29	9,651
Toyota Motor Corp.	200	11,577
		59,987
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (a)	937	36,121
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	57	24,612
Darden Restaurants, Inc.	110	10,985
Domino's Pizza, Inc.	56	13,887
Marriott International, Inc. Class A	621	67,416
McDonald's Corp.	869	154,308
		271,208
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (a)	785	1,179,049
Multiline Retail - 0.4%
Dollar General Corp.	101	10,916
Ollie's Bargain Outlet Holdings, Inc. (a)	859	57,132
		68,048
Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	135	21,960
Home Depot, Inc.	639	109,793
John David Group PLC	500	2,223
O'Reilly Automotive, Inc. (a)	36	12,396
Ross Stores, Inc.	221	18,387
TJX Companies, Inc.	1,152	51,540
Urban Outfitters, Inc. (a)	350	11,620
		227,919
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	382	79,832
lululemon athletica, Inc. (a)	100	12,161
NIKE, Inc. Class B	271	20,092
VF Corp.	416	29,677
		141,762

TOTAL CONSUMER DISCRETIONARY		1,984,094

CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Diageo PLC	100	3,573
Keurig Dr. Pepper, Inc.	905	23,204
Monster Beverage Corp. (a)	120	5,906
The Coca-Cola Co.	890	42,142
		74,825
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	605	123,245
Walmart, Inc.	100	9,315
		132,560
Food Products - 0.1%
The Simply Good Foods Co. (a)	507	9,582
Household Products - 0.2%
Procter & Gamble Co.	376	34,562
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	1,566	203,737
Kao Corp.	200	14,804
Shiseido Co. Ltd.	200	12,526
		231,067

TOTAL CONSUMER STAPLES		482,596

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Birchcliff Energy Ltd.	5,087	11,328
BP PLC	2,639	16,683
Canadian Natural Resources Ltd.	850	20,509
Centennial Resource Development, Inc. Class A (a)	3,956	43,595
Cheniere Energy, Inc. (a)	100	5,919
Concho Resources, Inc. (a)	186	19,119
ConocoPhillips Co.	895	55,803
Continental Resources, Inc. (a)	498	20,015
Diamondback Energy, Inc.	201	18,633
EOG Resources, Inc.	866	75,524
Hess Corp.	1,154	46,737
Magnolia Oil & Gas Corp.	1,300	14,573
Phillips 66 Co.	342	29,463
PrairieSky Royalty Ltd.	343	4,440
Reliance Industries Ltd.	5,070	81,712
Tamarack Valley Energy Ltd. (a)	3,734	6,455
		470,508
FINANCIALS - 17.5%
Banks - 8.7%
Banco do Brasil SA	200	2,399
Bank of America Corp.	22,359	550,926
Citigroup, Inc.	4,818	250,825
HDFC Bank Ltd. sponsored ADR	887	91,884
JPMorgan Chase & Co.	5,103	498,155
Kotak Mahindra Bank Ltd.	2,085	37,657
Metro Bank PLC (a)	2	43
The Toronto-Dominion Bank	291	14,465
U.S. Bancorp	200	9,140
		1,455,494
Capital Markets - 2.0%
Bank of New York Mellon Corp.	1,829	86,091
Charles Schwab Corp.	1,731	71,888
CME Group, Inc.	192	36,119
IntercontinentalExchange, Inc.	58	4,369
Morgan Stanley	2,504	99,284
MSCI, Inc.	125	18,429
Oaktree Capital Group LLC Class A	598	23,771
S&P Global, Inc.	9	1,529
		341,480
Consumer Finance - 0.9%
American Express Co.	1,399	133,353
Synchrony Financial	673	15,789
		149,142
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc. Class A (a)	3	918,000
Insurance - 0.4%
Admiral Group PLC	1,010	26,352
Fairfax Financial Holdings Ltd. (sub. vtg.)	31	13,647
Hiscox Ltd.	300	6,198
Progressive Corp.	229	13,816
		60,013

TOTAL FINANCIALS		2,924,129

HEALTH CARE - 13.6%
Biotechnology - 2.5%
23andMe, Inc. (a)(b)(c)	35	607
Acceleron Pharma, Inc. (a)	157	6,837
Agios Pharmaceuticals, Inc. (a)	394	18,167
Alexion Pharmaceuticals, Inc. (a)	100	9,736
Allogene Therapeutics, Inc.	218	5,871
Alnylam Pharmaceuticals, Inc. (a)	74	5,395
Amgen, Inc.	313	60,932
Celgene Corp. (a)	124	7,947
CSL Ltd.	23	3,004
Exact Sciences Corp. (a)	84	5,300
FibroGen, Inc. (a)	390	18,049
Genmab A/S (a)	37	6,061
Gilead Sciences, Inc.	60	3,753
Neurocrine Biosciences, Inc. (a)	509	36,348
Regeneron Pharmaceuticals, Inc. (a)	121	45,194
Sage Therapeutics, Inc. (a)	91	8,717
Vertex Pharmaceuticals, Inc. (a)	1,022	169,356
		411,274
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	502	36,310
Baxter International, Inc.	1,740	114,527
Becton, Dickinson & Co.	89	20,053
Boston Scientific Corp. (a)	2,167	76,582
Danaher Corp.	861	88,786
DexCom, Inc. (a)	224	26,835
Edwards Lifesciences Corp. (a)	517	79,189
Intuitive Surgical, Inc. (a)	173	82,853
Penumbra, Inc. (a)	53	6,477
ResMed, Inc.	277	31,542
Sonova Holding AG Class B	60	9,804
		572,958
Health Care Providers & Services - 4.6%
Anthem, Inc.	259	68,021
Elanco Animal Health, Inc.	279	8,797
HealthEquity, Inc. (a)	336	20,042
Humana, Inc.	436	124,905
Molina Healthcare, Inc. (a)	56	6,508
National Vision Holdings, Inc. (a)	591	16,648
UnitedHealth Group, Inc.	2,090	520,661
		765,582
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	508	45,375
Life Sciences Tools & Services - 1.0%
IQVIA Holdings, Inc. (a)	194	22,537
Mettler-Toledo International, Inc. (a)	187	105,763
PRA Health Sciences, Inc. (a)	185	17,013
Thermo Fisher Scientific, Inc.	113	25,288
		170,601
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	1,797	68,250
Eli Lilly & Co.	615	71,168
Idorsia Ltd. (a)	630	10,396
Ipsen SA	39	5,043
Johnson & Johnson	144	18,583
Merck & Co., Inc.	100	7,641
Nektar Therapeutics (a)	191	6,278
Novartis AG sponsored ADR	365	31,321
Roche Holding AG (participation certificate)	71	17,626
Supernus Pharmaceuticals, Inc. (a)	61	2,026
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,140	32,999
Zoetis, Inc. Class A	421	36,012
		307,343

TOTAL HEALTH CARE		2,273,133

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	19	4,653
Raytheon Co.	29	4,447
The Boeing Co.	336	108,360
TransDigm Group, Inc. (a)	39	13,262
		130,722
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	143	12,025
Expeditors International of Washington, Inc.	159	10,826
XPO Logistics, Inc. (a)	125	7,130
		29,981
Airlines - 0.1%
Delta Air Lines, Inc.	95	4,741
Ryanair Holdings PLC sponsored ADR (a)	177	12,627
		17,368
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	461	6,551
Toto Ltd.	503	17,399
		23,950
Commercial Services & Supplies - 0.2%
Cintas Corp.	179	30,070
Waste Management, Inc.	42	3,738
		33,808
Electrical Equipment - 0.8%
AMETEK, Inc.	179	12,118
Fortive Corp.	1,659	112,248
		124,366
Industrial Conglomerates - 0.2%
General Electric Co.	4,064	30,764
Machinery - 0.4%
Deere & Co.	336	50,121
Rexnord Corp. (a)	608	13,954
		64,075
Professional Services - 0.3%
FTI Consulting, Inc. (a)	264	17,593
IHS Markit Ltd. (a)	73	3,502
SR Teleperformance SA	24	3,839
TransUnion Holding Co., Inc.	472	26,810
		51,744
Road & Rail - 0.6%
CSX Corp.	1,194	74,183
Union Pacific Corp.	239	33,037
		107,220
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	126	35,577

TOTAL INDUSTRIALS		649,575

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	181	38,137
Motorola Solutions, Inc.	61	7,017
Telefonaktiebolaget LM Ericsson (B Shares)	600	5,311
		50,465
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	3,884	314,682
Dolby Laboratories, Inc. Class A	246	15,213
Zebra Technologies Corp. Class A (a)	156	24,840
		354,735
Internet Software & Services - 0.1%
CarGurus, Inc. Class A (a)	442	14,909
IT Services - 8.0%
Accenture PLC Class A	209	29,471
Adyen BV (d)	27	14,696
EPAM Systems, Inc. (a)	115	13,341
Global Payments, Inc.	386	39,808
MasterCard, Inc. Class A	2,019	380,884
MongoDB, Inc. Class A (a)	252	21,102
Netcompany Group A/S (d)	200	6,752
Okta, Inc. (a)	448	28,582
PayPal Holdings, Inc. (a)	4,510	379,246
Shopify, Inc. Class A (a)	208	28,764
Square, Inc. (a)	258	14,471
Visa, Inc. Class A	2,759	364,022
Worldpay, Inc. (a)	239	18,267
		1,339,406
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)	1,454	26,841
Marvell Technology Group Ltd.	300	4,857
NVIDIA Corp.	744	99,324
Texas Instruments, Inc.	192	18,144
Xilinx, Inc.	146	12,435
		161,601
Software - 14.9%
Adobe, Inc. (a)	2,283	516,506
Alteryx, Inc. Class A (a)	37	2,200
Atlassian Corp. PLC (a)	609	54,189
Coupa Software, Inc. (a)	179	11,252
DocuSign, Inc.	87	3,487
Dropbox, Inc. Class A (a)	1,017	20,777
Intuit, Inc.	435	85,630
Microsoft Corp.	5,463	554,877
New Relic, Inc. (a)	172	13,927
Paycom Software, Inc. (a)	304	37,225
RingCentral, Inc. (a)	459	37,840
Salesforce.com, Inc. (a)	6,082	833,052
SS&C Technologies Holdings, Inc.	244	11,007
Tableau Software, Inc. (a)	231	27,720
Tanium, Inc. Class B (a)(b)(c)	100	869
Ultimate Software Group, Inc. (a)	399	97,703
Workday, Inc. Class A (a)	1,200	191,616
		2,499,877
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	307	48,426

TOTAL INFORMATION TECHNOLOGY		4,469,419

MATERIALS - 1.6%
Chemicals - 0.8%
DowDuPont, Inc.	726	38,826
Sherwin-Williams Co.	150	59,019
Westlake Chemical Corp.	383	25,343
		123,188
Metals & Mining - 0.8%
B2Gold Corp. (a)	4,102	11,989
Barrick Gold Corp.	500	6,750
Franco-Nevada Corp.	657	46,070
Ivanhoe Mines Ltd. (a)	13,229	22,966
Kirkland Lake Gold Ltd.	1,057	27,563
Livent Corp.	100	1,380
Novagold Resources, Inc. (a)	1,936	7,686
Randgold Resources Ltd. sponsored ADR	159	13,581
		137,985

TOTAL MATERIALS		261,173

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	147	23,254
AvalonBay Communities, Inc.	40	6,962
Equity Residential (SBI)	107	7,063
		37,279
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	79	13,732
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	190	7,524
The AES Corp.	300	4,338
		11,862

TOTAL UTILITIES		25,594

TOTAL COMMON STOCKS
(Cost $14,789,937)		16,016,054

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (a)(b)(c)	8	1,902
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(b)(c)	144	2,498
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Lyft, Inc.:
Series H (a)(b)(c)	126	5,967
Series I (b)(c)	359	17,000
		22,967

TOTAL CONVERTIBLE PREFERRED STOCKS		27,367

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	150	1,371
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	9,200	12

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,383

TOTAL PREFERRED STOCKS
(Cost $28,246)		28,750

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.42% (e)
(Cost $657,847)	657,729	657,860
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $15,476,030)		16,702,664
NET OTHER ASSETS (LIABILITIES) - 0.1%		20,520
NET ASSETS - 100%		$16,723,184

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,843 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,448 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$588
23andMe, Inc. Series F	8/31/17	$1,999
Lyft, Inc. Series H	11/22/17	$5,008
Lyft, Inc. Series I	6/27/18	$17,000
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,308
Fidelity Securities Lending Cash Central Fund	311
Total	$13,619

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,438,554	$2,438,554	$--	$--
Consumer Discretionary	1,984,094	1,972,517	11,577	--
Consumer Staples	484,498	451,693	30,903	1,902
Energy	470,508	453,825	16,683	--
Financials	2,925,500	2,925,500	--	--
Health Care	2,275,631	2,251,896	20,630	3,105
Industrials	649,587	632,188	17,399	--
Information Technology	4,492,386	4,463,239	5,311	23,836
Materials	261,173	261,173	--	--
Real Estate	37,279	37,279	--	--
Utilities	25,594	25,594	--	--
Money Market Funds	657,860	657,860	--	--
Total Investments in Securities:	$16,702,664	$16,571,318	$102,503	$28,843

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,818,183)	$16,044,804
Fidelity Central Funds (cost $657,847)	657,860
Total Investment in Securities (cost $15,476,030)		$16,702,664
Cash		34,045
Foreign currency held at value (cost $85)		83
Receivable for fund shares sold		9,715
Dividends receivable		3,765
Distributions receivable from Fidelity Central Funds		1,624
Total assets		16,751,896
Liabilities
Payable for investments purchased	$2,569
Payable for fund shares redeemed	23,218
Other payables and accrued expenses	2,925
Total liabilities		28,712
Net Assets		$16,723,184
Net Assets consist of:
Paid in capital		$15,655,910
Total distributable earnings (loss)		1,067,274
Net Assets, for 1,414,954 shares outstanding		$16,723,184
Net Asset Value, offering price and redemption price per share ($16,723,184 ÷ 1,414,954 shares)		$11.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Dividends		$201,600
Interest		2,329
Income from Fidelity Central Funds		13,619
Total income		217,548
Expenses
Independent trustees' fees and expenses	$144
Commitment fees	62
Total expenses		206
Net investment income (loss)		217,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,451)	(141,486)
Fidelity Central Funds	(86)
Foreign currency transactions	(857)
Total net realized gain (loss)		(142,429)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,315)	(67,628)
Fidelity Central Funds	13
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		(67,632)
Net gain (loss)		(210,061)
Net increase (decrease) in net assets resulting from operations		$7,281

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	For the period March 8, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$217,342	$44,780
Net realized gain (loss)	(142,429)	(8,572)
Change in net unrealized appreciation (depreciation)	(67,632)	1,291,537
Net increase (decrease) in net assets resulting from operations	7,281	1,327,745
Distributions to shareholders	(218,856)	–
Distributions to shareholders from net investment income	–	(45,175)
Distributions to shareholders from net realized gain	–	(9,267)
Total distributions	(218,856)	(54,442)
Share transactions
Proceeds from sales of shares	26,074,979	13,802,111
Reinvestment of distributions	218,856	54,442
Cost of shares redeemed	(23,860,154)	(628,778)
Net increase (decrease) in net assets resulting from share transactions	2,433,681	13,227,775
Total increase (decrease) in net assets	2,222,106	14,501,078
Net Assets
Beginning of period	14,501,078	–
End of period	$16,723,184	$14,501,078
Other Information
Distributions in excess of net investment income end of period		$(310)
Shares
Sold	1,992,788	1,237,605
Issued in reinvestment of distributions	18,043	4,451
Redeemed	(1,785,728)	(52,205)
Net increase (decrease)	225,103	1,189,851

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Opportunistic Insights Fund

Years ended December 31,	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.07
Net realized and unrealized gain (loss)	(.33)	2.17
Total from investment operations	(.22)	2.24
Distributions from net investment income	(.15)	(.04)
Distributions from net realized gain	–	(.01)
Total distributions	(.15)	(.05)
Net asset value, end of period	$11.82	$12.19
Total ReturnC,D	(1.85)%	22.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G	- %G,H
Expenses net of fee waivers, if any	- %G	- %G,H
Expenses net of all reductions	- %G	- %G,H
Net investment income (loss)	.81%	.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,723	$14,501
Portfolio turnover rateI	93%	28%H

 A For the period March 8, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

Fidelity Flex Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,044,279
Gross unrealized depreciation	(865,035)
Net unrealized appreciation (depreciation)	$1,179,244
Tax Cost	$15,523,420

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(108,411)
Net unrealized appreciation (depreciation) on securities and other investments	$1,179,231

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(108,411)

The Fund intends to elect to defer to its next fiscal year $830 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017(a)
Ordinary Income	$218,856	$ 54,442

 (a) For the period March 8, 2017 (commencement of operations) to December 31 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $25,536,942 and $23,488,367, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $407 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $62 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $311. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 36% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Contrafund and Shareholders of Fidelity Flex Opportunistic Insights Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Opportunistic Insights Fund (one of the funds constituting Fidelity Contrafund, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2018 and for the period March 8, 2017 (commencement of operations) through December 31, 2017, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year ended December 31, 2018, and the changes in its net assets and the financial highlights for the year ended December 31, 2018 and for the period March 8, 2017 (commencement of operations) through December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Actual	- %-C	$1,000.00	$890.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund designates 81% of the dividend distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 90% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Flex Opportunistic Insights Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZPI-ANN-0219
1.9881595.101

Item 2.

Code of Ethics

As of the end of the period, December 31, 2018, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor New Insights Fund, Fidelity Contrafund, Fidelity Contrafund K6, Fidelity Flex Opportunistic Insights Fund and Fidelity Series Opportunistic Insights Fund (the “Funds”):

Services Billed by PwC

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$81,000	$6,900	$66,800	$3,400
Fidelity Contrafund	$179,000	$11,900	$17,700	$6,000
Fidelity Contrafund K6	$66,000	$5,600	$5,700	$2,800
Fidelity Flex Opportunistic Insights Fund	$52,000	$4,500	$5,000	$2,200
Fidelity Series Opportunistic Insights Fund	$76,000	$4,300	$4,400	$2,200

December 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor New Insights Fund	$87,000	$7,000	$69,000	$3,400
Fidelity Contrafund	$167,000	$13,400	$32,700	$6,400
Fidelity Contrafund K6	$65,000	$3,400	$3,800	$1,600
Fidelity Flex Opportunistic Insights Fund	$52,000	$3,600	$4,600	$1,700
Fidelity Series Opportunistic Insights Fund	$77,000	$6,800	$4,600	$3,300

A Amounts may reflect rounding.

B Fidelity Contrafund K6 commenced operations on May 25, 2017 and Fidelity Flex Opportunistic Insights Fund commenced operations on March 8, 2017.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2018A	December 31, 2017A,B
Audit-Related Fees	$7,930,00	$8,470,000
Tax Fees	$20,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Contrafund K6 and Fidelity Flex Opportunistic Insights Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2018A	December 31, 2017A,B
PwC	$11,275,000	$10,880,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Contrafund K6 and Fidelity Flex Opportunistic Insights Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 26, 2019